UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: August 31

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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WisdomTree Trust

Currency and Fixed Income Funds

Annual Report

August 31, 2010

Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

Fixed Income Fund:

WisdomTree Emerging Markets Local Debt Fund (ELD)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust. “Dreyfus” is a registered mark of the Dreyfus Corporation and is licensed for use by the Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Investment Objective of the WisdomTree Dreyfus Currency Income ETFs and WisdomTree Emerging Markets Local Debt Fund

•

The WisdomTree Dreyfus Euro Fund (“Euro Fund”) and the WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”) both seek to earn current income reflective of money market rates within their jurisdiction available to foreign investors.

•

The WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”), and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) each seek to achieve total returns reflective of both money market rates within their jurisdiction available to foreign investors and changes in the value of the respective currency relative to the U.S. dollar.

•

WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes in the value of the currencies relative to the U.S. dollar.

•	WisdomTree Emerging Markets Local Debt Fund (“Local Debt Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Economic Environment Background

Global economic recovery continued in the first six months of the fiscal year ended August 31, 2010, supported by the lingering effects of fiscal and monetary stimulus injected during the crisis of 2008. Emerging markets, in particular, recovered quickly from the crisis and generated strong economic growth. Many emerging market central banks also began raising interest rates to normalize rates and remove excess stimulus. Advanced economies such as the U.S., Europe, Japan, and United Kingdom, however, grew at much slower rates. In May, concerns over the willingness and ability of Greece and other smaller members of the European Union to satisfy their expansive debt obligations exploded. This helped trigger a sharp sell-off in late spring in assets perceived to be riskier. Support from the European Union and International Monetary Fund (“IMF”) helped to diffuse immediate risks, and the de-pegging of the Chinese yuan from the U.S. dollar in June encouraged investments in riskier assets during the early summer.

In August, disappointments in G4 economic releases and moderation in the pace of growth for key emerging markets sparked concerns about the vibrancy of the economic recovery. Pessimism about future growth, in turn, reignited sovereign debt concerns in Europe. The G4 Central banks debated implementing additional stimulative measures. Several emerging market central banks paused from hiking rates further. Renewed appreciation in the Chinese yuan and an uptick in economic data began to assuage growth concerns as the fiscal year came to a close.

Foreign Exchange Markets

The past year in foreign exchange markets was characterized by several key events: (i) overall weakness of the euro relative to the U.S. dollar and other currencies, (ii) the de-pegging of the Chinese yuan relative to the U.S. dollar and (iii) the continued outperformance of emerging currencies versus developed market currencies. Asian currencies and Latin American currencies performed the best over the year. Of the 34 currencies the Funds actively monitor, Asia and Latin America contributed all of the top ten performing currencies (7 and 3 respectively). The ten worst performing currencies in terms of spot performance were all European currencies.

WisdomTree Currency and Fixed Income Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (continued)

During the fall of 2009, currencies of emerging market countries and commodity exporting currencies extended gains against the U.S. dollar. This was largely driven by the optimism about the global recovery and widening growth and yield differentials between these countries and G4 economies. The U.S. dollar began to recover in late November as the concerns over debt solvency broke out in Dubai and began to appear in the smaller European countries. A stream of positive U.S. economic figures fostered thoughts of a decoupling between U.S. and European economic growth. The euro, pound and Eastern European currencies declined relative to the dollar through the winter of 2010. Latin American and Asian currencies remained relatively resilient to the U.S. dollar during this period, as economic momentum continued in these regions.

In March and April, rising inflation pressures in China and increased tensions between China and the U.S. incited speculation that China would break its 18-month peg to the U.S. dollar. Investors in forward markets quickly moved to price in future appreciation of the yuan relative to the U.S. dollar. Investors were subsequently disappointed as discussions between China and U.S. leaders delayed the move and the yuan did appreciate as anticipated.

The escalation of European sovereign debt concerns spurred a flight to safety within the foreign exchange markets in late April. The U.S. dollar and the yen rallied, while the euro, commodity currencies, and emerging market currencies lost value. The diffusion of these stresses and the surprise de-pegging of the yuan to the U.S. dollar in June curtailed the sell-off and offered a more supportive backdrop for emerging currencies until concerns about future growth emerged in August.

The following table reflects the cumulative performance of specified foreign currencies based on the spot return rate of such currencies against the U.S. dollar during the year ended August 31, 2010. A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The “spot” return rate is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate.

[1]	Equal-Weighted Emerging Currency Composite.

2	WisdomTree Currency and Fixed Income Funds

Management’s Discussion of Funds’ Performance (unaudited) (continued)

Currency Fund Performance

Income return continued to be strong driver of fund performance over the last year. Among the single currency funds, 4 of the 7 funds produced total returns which exceeded the change in their respective value of the underlying currency by more than 1.5% (see pages 5 to 13 herein for a discussion of standardized performance for each Fund.). The two strongest performing funds, the Brazilian Real Fund and the South African Rand Fund, generated total returns twice as large as the underlying change in the spot return of the currency. The Brazilian Real Fund grew 14.2%, exceeding the 6.6% appreciation in the real to the dollar. The South African Rand Fund added 12.5% in value, with spot currency movements accounting for just 5.6% of the return. The Indian Rupee Fund, which grew 5.5% and the New Zealand Dollar, which grew 4.3%, both produced modest single-digit returns but exceeded spot returns by over 1.5%. Despite the near zero-coupon rates, the Japanese Yen Fund posted strong performance as periodic flights to safety and reduced involvement as a funding currency in the carry trade (purchases of high-yielding currencies through funding with low-yielding currencies) boosted the yen relative to the dollar.

The Emerging Currency Fund posted 4.0% return over the fiscal year, outperforming its industry benchmark the JP Morgan Emerging Local Markets Index Plus by over 1.0%. Regional selection drove the outperformance with limited exposure to Eastern Europe being a primary contributor.

Low interest rates on euro money markets provided little cushion against the sharp drop in the euro relative to the U.S. dollar and the Euro Fund lost over 11.4% during the year. The Chinese Yuan Fund struggled during the fiscal year posting -1.9% loss, while the currency gained 0.3%. The Fund underperformed as expectations for appreciation in the yuan went largely unrealized for much of the year. As Chinese officials resumed appreciating the yuan at fiscal year end, the Fund picked up momentum and erased the entire loss for the previous year in the month of September.

The Funds continue to focus on credit risk in selecting short-term money market instruments. Despite the improvement in liquidity in the short-term money markets, the currency Funds have retained a more conservative approach of investing exclusively in government securities.

For the Euro Fund, the portfolio continued to remain in liquid, diversified euro bloc government bills, short-term time deposits and short-term investment grade corporate bonds, with investments spread across various short maturities. The Fund looked to opportunistically invest in high quality investment grade corporates, in particular corporations that have government guarantees supporting the bond. For the Japanese Yen Fund, the portfolio continues to consist of very liquid government bills and high quality, investment grade corporate bonds throughout the short end of the interest rate curve. Positions in repurchase agreements collateralized by government bills and short-term time deposits were used to help provide liquidity in the Fund’s holdings.

A similar approach guides the Funds’ investments in derivative instruments. Each of the Funds strive to generally maintain a 1:1 relationship between the future value of money market investments and the aggregate value of their derivative positions. It is not the intention of the currency income to provide leveraged exposure to the currencies and their returns.

Changes were implemented within the Emerging Currency Fund and Chinese Yuan Fund over the past year. As part of our annual currency selection review in July, Malaysian ringgit was added to the constituent currencies of the Emerging Currency Fund. The decision to add the ringgit was based on rising trading volume and improved liquidity, as well as increased governmental transparency in relation to foreign exchange policy. The expansion of the basket from 11 to 12 currencies lowered the individual currency weighting from 9.1% to 8.3% and raised the exposure to Asian currencies to 42%, while lowering exposures to Latin America and Europe, Middle East, and Africa (EMEA) to 25% and 33% respectively. To better capture the entire shape of the currency forward

WisdomTree Currency and Fixed Income Funds	3

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

curve for the Chinese yuan, the Chinese Yuan Fund extended the average term to maturity for the forward currency contracts from 3 months to 6 months. This change was implemented to the Fund in November 2009.

The following table reflects the Funds’ performance for the year ended August 31, 2010:

Fund	1-Year Fund Total Return	1-Year Currency Return
Brazilian Real Fund	14.24%	6.62%
Chinese Yuan Fund	-1.86%	0.34%
Emerging Currency Fund	4.01%	5.73%*
Euro Fund	-11.43%	-11.44%
Indian Rupee Fund	5.51%	3.86%
Japanese Yen Fund	10.19%	10.47%
New Zealand Dollar Fund	4.32%	2.16%
South African Rand Fund	12.53%	5.60%
*	Represents Equal-Weighted Emerging Currency Composite.

Emerging Markets Local Debt Fund Performance

On August 9, 2010, the Emerging Markets Local Debt Fund was launched. The Fund seeks to achieve a high level of total return consisting of both income and capital appreciation through investments in local currency debt of emerging market issuers. While the Fund is actively managed, it utilizes the JPMorgan Global Bond Index — Emerging Markets (GBI-EM) Global Diversified Index benchmark as a guideline for investment performance. The JPMorgan GBI-EM Global Diversified Index is a market capitalization based index tracking the performance of local currency debt issued by emerging market sovereign issuers that cap exposure to any one sovereign issuer to 10%. It is commonly used benchmark by many mutual funds and separate accounts investing in the asset class.

For the period August 9, 2010 through August 31, 2010, the Fund returned -0.30% while the JPMorgan GBI-EM Global Diversified Index returned -0.97%. The Fund’s outperformance can be attributed to the superior performance of Asian and Latin American currencies relative to European currencies. The Fund currently has a strategic bias to Asian and Latin American bonds, while the index is more heavily weighted toward Europe, the Middle East and Africa.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio manager’s view is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gain distributions. Index returns do not reflect deductions for fees or expenses. It is not possible to invest directly in an index. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. For the most recent month-end performance information visit www.wisdomtree.com.

4	WisdomTree Currency and Fixed Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
Citigroup, Inc., 0.26%, 9/01/10††	29.9%
U.S. Treasury Bill, 0.16%, 9/23/10	14.7%
U.S. Treasury Bill, 0.14%, 9/02/10	9.9%
U.S. Treasury Bill, 0.16%, 9/30/10	7.2%
U.S. Treasury Bill, 0.15%, 9/16/10	5.9%
U.S. Treasury Bill, 0.14%, 10/21/10	4.6%
U.S. Treasury Bill, 0.15%, 10/14/10	4.5%
U.S. Treasury Bill, 0.15%, 9/09/10	3.2%
U.S. Treasury Bill, 0.13%, 10/28/10	2.3%
U.S. Treasury Bill, 0.15%, 11/12/10	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Brazilian Real Fund seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Wisdom Tree Dreyfus Brazilian Real Fund returned 14.24% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 7.62% for the fiscal year. This was largely due to the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	14.24%	6.40%
Fund Market Price Returns	15.15%	5.81%
Brazilian real	6.62%	-2.42%
JPMorgan Emerging Markets Index Plus (ELMI+) Brazil	16.21%	8.42%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency and Fixed Income Funds	5

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
Citigroup, Inc., 0.26%, 9/01/10††	29.1%
U.S. Treasury Bill, 0.13%, 9/02/10	17.7%
U.S. Treasury Bill, 0.19%, 9/23/10	11.9%
U.S. Treasury Bill, 0.15%, 10/14/10	10.2%
U.S. Treasury Bill, 0.15%, 9/16/10	9.4%
U.S. Treasury Bill, 0.15%, 11/12/10	3.4%
Federal Home Loan Mortgage Corp., 0.33%, 12/07/10	2.6%
Federal Home Loan Mortgage Corp., 0.28%, 9/27/10	1.9%
U.S. Treasury Bill, 0.14%, 10/21/10	1.7%
U.S. Treasury Bill, 0.37%, 12/16/10	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Chinese Yuan Fund seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Wisdom Tree Dreyfus Chinese Yuan Fund returned -1.86% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund underperformed the change in the spot currency rate by 2.20% for the fiscal year. This was largely the result of market expectations for yuan appreciation which went unrealized over the fiscal year.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-1.86%	0.77%
Fund Market Price Returns	-1.97%	0.31%
Chinese yuan	0.34%	1.20%
JPMorgan Emerging Markets Index Plus (ELMI+) China	-0.78%	2.40%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Currency and Fixed Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
Citigroup, Inc., 0.26%, 9/01/10††	27.6%
U.S. Treasury Bill, 0.14%, 9/02/10	18.1%
U.S. Treasury Bill, 0.15%, 9/16/10	13.0%
U.S. Treasury Bill, 0.19%, 9/23/10	11.1%
U.S. Treasury Bill, 0.15%, 10/14/10	7.4%
U.S. Treasury Bill, 0.16%, 9/30/10	4.2%
U.S. Treasury Bill, 0.14%, 10/21/10	3.0%
U.S. Treasury Bill, 0.15%, 11/12/10	3.0%
U.S. Treasury Bill, 0.15%, 11/04/10	2.1%
U.S. Treasury Bill, 0.15%, 11/18/10	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Emerging Currency Fund seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes in value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Emerging Currency Fund returned 4.01% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund outperformed its industry benchmark the JP Morgan Emerging Local Markets Index Plus by 1.01%. This was largely due to its higher concentration in Asian and Latin American currencies, which outperformed Eastern European currencies over the last year.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	4.01%	7.83%
Fund Market Price Returns	3.66%	6.94%
Equal-Weighted Emerging Currency Composite	5.73%	8.85%
JPMorgan Emerging Local Markets Index Plus (ELMI+)	3.00%	7.64%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 6, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency and Fixed Income Funds	7

Performance Summary (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 8/31/10

Description	% of Net Assets
Royal Bank of Scotland PLC, 0.25%, 9/03/10	25.4%
UBS AG, 0.38%, 9/03/10	24.7%
French Treasury Bill, 0.42%, 10/21/10	6.9%
German Treasury Bill, 0.15%, 9/29/10	6.9%
Belgium Treasury Bill, 0.44%, 11/18/10	4.9%
Belgium Treasury Bill, 0.45%, 10/14/10	4.0%
Dutch Treasury Certificate, 0.45%, 10/29/10	3.5%
European Investment Bank, 3.75%, 11/24/10	3.1%
Nordea Bank Danmark AS, 2.38%, 9/06/10	3.0%
German Treasury Bill, 0.22%, 10/13/10	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

The WisdomTree Dreyfus Euro Fund seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. The euro is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Wisdom Tree Dreyfus Euro Fund returned -11.43% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 0.01% for the fiscal year. This was the result of the interest income from the euro-denominated money market instruments.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-11.43%	-7.22%
Fund Market Price Returns	-11.52%	-7.30%
Euro	-11.44%	-8.15%
Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	-11.14%	-6.56%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Currency and Fixed Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
U.S. Treasury Bill, 0.14%, 9/02/10	21.7%
Citigroup, Inc., 0.26%, 9/01/10††	16.8%
U.S. Treasury Bill, 0.16%, 9/16/10	15.7%
U.S. Treasury Bill, 0.15%, 10/14/10	13.7%
U.S. Treasury Bill, 0.15%, 11/12/10	6.6%
Federal Home Loan Mortgage Corp., 0.59%, 4/01/11	6.2%
U.S. Treasury Bill, 0.16%, 9/30/10	4.4%
JPMorgan Chase & Co., 2.63%, 12/01/10	2.8%
U.S. Treasury Bill, 0.31%, 1/13/11	2.7%
Regions Bank, 2.75%, 12/10/10	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Indian Rupee Fund seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Indian Rupee Fund returned 5.51% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 1.65% for the fiscal year. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	5.51%	1.08%
Fund Market Price Returns	5.10%	0.83%
Indian rupee	3.86%	-4.35%
JPMorgan Emerging Markets Index Plus (ELMI+) India	6.68%	2.82%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency and Fixed Income Funds	9

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 8/31/10

Description	% of Net Assets
Mizuho International PLC, 0.05%, 9/03/10	25.6%
UBS AG, 0.07%, 9/03/10	23.1%
Royal Bank of Scotland, 0.10%, 9/01/10††	21.8%
Japan Treasury Bill, 0.12%, 9/27/10, Series 117	9.6%
Japan Treasury Bill, 0.11%, 10/25/10, Series 124	7.6%
Japan Treasury Bill, 0.11%, 10/12/10, Series 120	4.8%
*	The holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by Japanese Government Bond.

The WisdomTree Dreyfus Japanese Yen Fund seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese yen. The yen is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Japanese Yen Fund returned 10.19% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund underperformed the change in the spot currency rate by 0.28% for the fiscal year. This was due to the low level of interest rates available from the yen-denominated money market instruments combined with the impact of Fund expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	10.19%	9.37%
Fund Market Price Returns	10.04%	9.09%
Japanese yen	10.47%	9.48%
Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	10.57%	9.80%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 21, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree Currency and Fixed Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
Citigroup, Inc., 0.26%, 9/01/10††	29.7%
U.S. Treasury Bill, 0.14%, 9/02/10	14.6%
U.S. Treasury Bill, 0.15%, 9/16/10	10.1%
U.S. Treasury Bill, 0.16%, 9/23/10	7.3%
U.S. Treasury Bill, 0.15%, 10/14/10	5.6%
Federal Home Loan Mortgage Corp., 0.59%, 4/01/11	5.1%
U.S. Treasury Bill, 0.15%, 10/21/10	5.1%
U.S. Treasury Bill, 0.15%, 11/18/10	3.9%
JPMorgan Chase & Co., 2.63%, 12/01/10	3.8%
U.S. Treasury Bill, 0.31%, 1/13/11	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus New Zealand Dollar Fund seeks to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand dollar relative to the U.S. dollar. The New Zealand dollar is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the fund to maintain a constant share price.

The WisdomTree Dreyfus New Zealand Dollar Fund returned 4.32% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 2.16% for the fiscal year. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	4.32%	-0.12%
Fund Market Price Returns	3.69%	-0.59%
New Zealand dollar	2.16%	-3.46%
Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	4.88%	0.60%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency and Fixed Income Funds	11

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
Citigroup, Inc., 0.26%, 9/01/10††	30.8%
U.S. Treasury Bill, 0.16%, 9/16/10	15.8%
U.S. Treasury Bill, 0.15%, 10/14/10	14.1%
U.S. Treasury Bill, 0.14%, 9/02/10	7.7%
U.S. Treasury Bill, 0.16%, 11/04/10	6.8%
U.S. Treasury Bill, 0.21%, 9/23/10	4.6%
U.S. Treasury Bill, 0.15%, 11/12/10	4.3%
U.S. Treasury Bill, 0.16%, 9/30/10	2.6%
U.S. Treasury Bill, 0.31%, 1/13/11	2.6%
JPMorgan Chase & Co., 2.63%, 12/01/10	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus South African Rand Fund seeks to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African rand relative to the U.S. dollar. The South African rand is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the funds to maintain a constant share price.

The WisdomTree Dreyfus South African Rand Fund returned 12.53% on net asset value (“NAV”) for the fiscal year ended August 31, 2010 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 6.93% for the fiscal year. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/10

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	12.53%	12.01%
Fund Market Price Returns	12.13%	11.72%
South African rand	5.60%	3.23%
JPMorgan Emerging Markets Index Plus (ELMI+) South Africa	14.23%	13.19%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree Currency and Fixed Income Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt (ELD)

Investment Breakdown† as of 8/31/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/10

Description	% of Net Assets
U.S. Treasury Bill, 0.16%, 9/16/10	14.6%
Malaysian Government, 3.84%, 8/12/15, Series 0110	6.2%
Malaysian Government, 4.01%, 9/15/17, Series 0210	4.8%
Poland Government Bond, 5.75%, 9/23/22, Series 0922	4.3%
Thailand Government Bond, 4.13%, 11/18/16	3.8%
Turkey Government Bond, 10.00%, 6/17/15	3.8%
Korea Treasury Bond, 4.50%, 3/10/15, Series 1503	3.7%
Republic of Chile, 5.50%, 8/05/20	3.7%
Republic of Peru, 7.84%, 8/12/20	3.6%
Thailand Government Bond, 5.25%, 5/12/14	3.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.

The WisdomTree Emerging Markets Local Debt Fund seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of emerging market countries.

The WisdomTree Emerging Markets Local Debt Fund returned -0.30% on net asset value (“NAV”) since its inception on August 9, 2010 through August 31, 2010 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the JP Morgan Global Bond Index – Emerging Markets Global Diversified Index, by 0.67%. This was the result of its higher concentration in Asian and Latin American currencies, which outperformed Eastern European currencies over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 8/31/10

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-0.30%
Fund Market Price Returns	-0.24%
JPMorgan GBI-EM Global Diversified Composite Unhedged USD	-0.97%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on August 9, 2010.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency and Fixed Income Funds	13

Description of Terms and Indices (unaudited)

Below are descriptions of certain terms and of each index referenced in this Annual Report.

Forward Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Spot rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The “spot” return rate is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate.

Swap:

A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Fund was constructed as an additional gauge of Emerging Currency Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Israel, South Africa, Turkey, India, China, South Korea and Taiwan, using the total returns of the country subindices of the JPMorgan Emerging Local Markets Index Plus. Each subindex uses a weighted basket of one-month, two-months and three months’ currency forwards (deliverable or non-deliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Fund intends to rebalance, and currency changes will be similarly incorporated at the end of the month following the annual review unless otherwise noted.

JPMorgan Emerging Local Markets Index Plus (ELMI+):

The JPMorgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The Brazil sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) China:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The China sub index uses a weighted basket of

14	WisdomTree Currency and Fixed Income Funds

Description of Terms and Indices (unaudited)

one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) India:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The India sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The South Africa sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in South African rand money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Global Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JPMorgan Global Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The returns are reported in U.S. dollar terms.

Merrill Lynch Spliced Index:

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index through May 26, 2009. Merrill Lynch 0-1 Year U.S. Treasury Index thereafter.

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month. U.S. bank deposits. LIBID is the London Interbank Bid Rate, or the rate at which banks are willing to borrow.

Merrill Lynch 0-1 Year U.S. Treasury Index:

Merrill Lynch 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year.

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month Euro-denominated bank deposits.

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index:

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month yen-denominated bank deposits.

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits.

LIBID is the London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Currency and Fixed Income Funds	15

Description of Terms and Indices (unaudited) (concluded)

Return on the Underlying Currency Relative to the U.S. dollar:

New Zealand dollar; South African rand; Brazilian real; euro; Japanese yen

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate.

Source: WM Reuters London closing rates.

Chinese yuan; Indian rupee

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate.

Source: Tullett Prepon Singapore closing rates.

16	WisdomTree Currency and Fixed Income Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010 and WisdomTree Emerging Markets Local Debt Fund from August 9, 2010* to August 31, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 3/01/10 to 8/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*	Commencement of investment operations.

WisdomTree Currency and Fixed Income Funds	17

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 3/01/10	Ending Account Value 8/31/10	Annualized Expense Ratio Based on the Period 3/01/10 to 8/31/10	Expenses Paid During the Period† 3/01/10 to 8/31/10
WisdomTree Dreyfus Brazilian Real Fund
Actual	$1,000.00	$1,070.45	0.45%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.45%	$2.32
WisdomTree Dreyfus Chinese Yuan Fund
Actual	$1,000.00	$985.71	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.45%	$2.32
WisdomTree Dreyfus Emerging Currency Fund
Actual	$1,000.00	$1,007.37	0.55%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.55%	$2.83
WisdomTree Dreyfus Euro Fund
Actual	$1,000.00	$931.52	0.35%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.35%	$1.81
WisdomTree Dreyfus Indian Rupee Fund
Actual	$1,000.00	$991.31	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.45%	$2.32
WisdomTree Dreyfus Japanese Yen Fund
Actual	$1,000.00	$1,057.03	0.35%	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.35%	$1.81
WisdomTree Dreyfus New Zealand Dollar Fund
Actual	$1,000.00	$1,015.06	0.45%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.45%	$2.32
WisdomTree Dreyfus South African Rand Fund
Actual	$1,000.00	$1,071.95	0.45%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.45%	$2.32
WisdomTree Emerging Markets Local Debt Fund*
Actual	$1,000.00	$997.01	0.55%	$0.35
Hypothetical (5% return before expenses)	$1,000.00	$1,002.80	0.55%	$0.35
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period), except for actual return information which reflects the 23 day period for WisdomTree Emerging Markets Local Debt Fund.

*	Commencement of investment operations for the WisdomTree Emerging Markets Local Debt Fund is August 9, 2010.

18	WisdomTree Currency and Fixed Income Funds

Schedule of Investments

WisdomTree Dreyfus Brazilian Real Fund (BZF)

August 31, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 59.4%
Treasury Bills – 59.0%
U.S. Treasury Bills 0.14%, 9/02/10*	$22,000,000	$21,999,834
0.15%, 9/09/10*	7,000,000	6,999,742
0.15%, 9/16/10*	13,000,000	12,999,107
0.16%, 9/23/10*	32,500,000	32,496,757
0.16%, 9/30/10*	16,000,000	15,997,924
0.15%, 10/14/10*	10,000,000	9,998,167
0.14%, 10/21/10*	10,100,000	10,098,087
0.13%, 10/28/10*	5,000,000	4,999,011
0.15%, 11/04/10*	2,000,000	1,999,592
0.15%, 11/12/10*	5,000,000	4,998,850
0.15%, 11/18/10*	5,000,000	4,998,680
0.35%, 12/16/10*	1,500,000	1,499,416
0.31%, 1/13/11*	1,500,000	1,499,207

Total Treasury Bills		130,584,374
U.S. Government Agencies – 0.4%
Federal Home Loan Mortgage Corp. 0.59%, 4/01/11**	800,000	801,110
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $131,382,768)		131,385,484
CORPORATE BONDS – 9.3%
Banks – 3.8%
Bank of America NA 0.57%, 9/13/10**(a)	1,000,000	1,000,125
KeyCorp 1.19%, 12/15/10**(a)	800,000	802,039
Regions Bank 1.19%, 12/10/10**(a)	2,100,000	2,104,866
2.75%, 12/10/10(a)	2,400,000	2,414,810
Union Bank NA 0.62%, 3/16/11**(a)	2,000,000	2,003,320

Total Banks		8,325,160
Financials – 5.5%
General Electric Capital Corp. 0.62%, 3/11/11**(a)	1,500,000	1,502,660
Goldman Sachs Group, Inc. 1.04%, 12/03/10**(a)	2,000,000	2,003,950
0.62%, 3/15/11**(a)	1,200,000	1,202,111
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	4,400,000	4,428,926
0.42%, 2/23/11**(a)	1,000,000	1,000,498
Morgan Stanley 2.90%, 12/01/10(a)	1,085,000	1,092,459
1.11%, 3/04/11**(a)	1,000,000	1,003,241

Total Financials		12,233,845
TOTAL CORPORATE BONDS (Cost: $20,545,330)		20,559,005

Investments	Principal Amount	Value

MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $314,859)	$314,859	$314,859
REPURCHASE AGREEMENT – 29.9%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/10, 0.26% due 9/01/10; Proceeds at maturity – $66,073,956 (fully collateralized by Ginnie Mae,
4.00% – 7.00% due 7/15/22 – 8/15/40; Market value – $69,377,152)

(Cost: $66,073,478)	66,073,478	66,073,478
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $218,316,435)		218,332,826
Other Assets in Excess of Liabilities – 1.3%		2,843,881

NET ASSETS – 100.0%		$221,176,707

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2010.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	19

Schedule of Investments

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

August 31, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 66.7%
Treasury Bills – 61.5%
U.S. Treasury Bills 0.13%, 9/02/10*	$104,000,000	$103,999,259
0.16%, 9/09/10*	9,800,000	9,799,621
0.15%, 9/16/10*	55,000,000	54,996,259
0.19%, 9/23/10*	70,000,000	69,993,338
0.16%, 9/30/10*	5,000,000	4,999,335
0.15%, 10/14/10*	60,000,000	59,989,891
0.14%, 10/21/10*	10,000,000	9,997,995
0.15%, 11/04/10*	5,000,000	4,998,980
0.15%, 11/12/10*	20,000,000	19,995,400
0.15%, 11/18/10*	7,500,000	7,498,020
0.37%, 12/16/10*	10,000,000	9,996,110
0.31%, 1/13/11*	4,500,000	4,497,620

Total Treasury Bills		360,761,828
U.S. Government Agencies – 5.2%
Federal Home Loan Mortgage Corp. 0.28%, 9/27/10*	11,300,000	11,299,000
0.33%, 12/07/10*	15,000,000	14,994,345
0.59%, 4/01/11**	3,900,000	3,905,410

Total U.S. Government Agencies		30,198,755
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $390,938,401)		390,960,583
CORPORATE BONDS – 5.2%
Banks – 2.0%
KeyCorp 1.19%, 12/15/10**(a)	1,200,000	1,203,059
Regions Bank 2.75%, 12/10/10(a)	8,450,000	8,502,145
Union Bank NA 0.62%, 3/16/11**(a)	2,000,000	2,003,320

Total Banks		11,708,524
Financials – 3.2%
Goldman Sachs Group, Inc. 1.04%, 12/03/10**(a)	1,327,000	1,329,621
0.62%, 3/15/11**(a)	3,000,000	3,005,277
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	9,700,000	9,763,768
1.04%, 12/02/10**(a)	920,000	921,705
0.42%, 2/23/11**(a)	2,000,000	2,000,996
Morgan Stanley 1.11%, 3/04/11**(a)	2,000,000	2,006,482

Total Financials		19,027,849
TOTAL CORPORATE BONDS (Cost: $30,719,269)		30,736,373
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $638,970)	638,970	638,970

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 29.1%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/10, 0.26% due 9/01/10; Proceeds at maturity – $170,368,543 (fully collateralized by Ginnie Mae, 4.00% – 7.35% due 1/15/22 – 11/15/44;
Market value – $178,885,679)

(Cost: $170,367,313)	$170,367,313	$170,367,313
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $592,663,953)		592,703,239
Liabilities in Excess of Cash and Other Assets – (1.1)%		(6,425,480)

NET ASSETS – 100.0%		$586,277,759

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2010.

See Notes to Financial Statements.

20	WisdomTree Currency and Fixed Income Funds

Schedule of Investments

WisdomTree Dreyfus Emerging Currency Fund (CEW)

August 31, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 71.2%
Treasury Bills – 68.4%
U.S. Treasury Bills 0.14%, 9/02/10*	$61,000,000	$60,999,547
0.16%, 9/09/10*	6,000,000	5,999,768
0.15%, 9/16/10*	43,800,000	43,797,038
0.19%, 9/23/10*	37,500,000	37,496,364
0.16%, 9/30/10*	14,000,000	13,998,184
0.15%, 10/14/10*	25,000,000	24,995,418
0.14%, 10/21/10*	10,000,000	9,997,995
0.14%, 10/28/10*	5,000,000	4,999,011
0.15%, 11/04/10*	7,000,000	6,998,572
0.15%, 11/12/10*	10,000,000	9,997,700
0.15%, 11/18/10*	6,900,000	6,898,178
0.37%, 12/16/10*	2,000,000	1,999,222
0.31%, 1/13/11*	2,500,000	2,498,678

Total Treasury Bills		230,675,675
U.S. Government Agencies – 2.8%
Federal Home Loan Mortgage Corp. 0.28%, 9/27/10*	6,700,000	6,699,407
0.61%, 3/09/11**	300,000	300,341
Federal National Mortgage Association 0.34%, 12/01/10*	2,000,000	1,999,292
0.26%, 5/13/11**	500,000	500,239

Total U.S. Government Agencies		9,499,279
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $240,169,079)		240,174,954
CORPORATE BONDS – 1.8%
Banks – 0.8%
Citigroup Funding, Inc. 0.35%, 5/05/11**(a)	300,000	300,251
Regions Bank 2.75%, 12/10/10(a)	2,000,000	2,012,342
Suntrust Bank 1.19%, 12/16/10**(a)	100,000	100,094
Union Bank NA 0.62%, 3/16/11**(a)	115,000	115,191

Total Banks		2,527,878
Financials – 1.0%
Goldman Sachs Group, Inc. 0.62%, 3/15/11**(a)	400,000	400,704
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	2,600,000	2,617,092
0.66%, 4/01/11**(a)	400,000	400,829

Total Financials		3,418,625
TOTAL CORPORATE BONDS (Cost: $5,944,684)		5,946,503
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $347,941)	347,941	347,941

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 27.6%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/10, 0.26% due 9/01/10; Proceeds at maturity – $93,173,435 (fully collateralized by Ginnie Mae,
4.00% – 7.00%, due 3/15/24 – 1/15/45;
Market value – $97,831,401)

(Cost: $93,172,762)	$93,172,762	$93,172,762
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $339,634,466)		339,642,160
Liabilities in Excess of Other Assets – (0.7)%		(2,536,026)

NET ASSETS – 100.0%		$337,106,134

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2010.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	21

Schedule of Investments

WisdomTree Dreyfus Euro Fund (EU)

August 31, 2010

Investments	Principal Amount	Value

TIME DEPOSITS – 50.0%
Banks – 50.0%
Royal Bank of Scotland PLC 0.25%, 9/03/10	2,560,513 EUR	$3,254,284
UBS AG 0.38%, 9/03/10	2,491,630 EUR	3,166,738

TOTAL TIME DEPOSITS (Cost: $6,379,339)		6,421,022
FOREIGN GOVERNMENT OBLIGATIONS – 32.1%
Sovereign – 32.1%
Belgium Treasury Bills 0.45%, 10/14/10*	400,000 EUR	508,159
0.44%, 11/18/10*	500,000 EUR	634,930
Dutch Treasury Certificate 0.45%, 10/29/10*	350,000 EUR	444,590
French Treasury Bills 0.42%, 10/21/10*	700,000 EUR	889,304
0.34%, 11/04/10*	300,000 EUR	381,055
German Treasury Bills 0.15%, 9/29/10*	696,000 EUR	884,432
0.22%, 10/13/10*	300,000 EUR	381,206

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,134,324)		4,123,676
CORPORATE BONDS – 10.0%
Banks – 10.0%
Danske Bank AS 2.50%, 9/21/10	200,000 EUR	254,402
European Investment Bank 3.75%, 11/24/10	307,000 EUR	393,013
Kreditanstalt Fuer Wiederaufbau 2.50%, 10/11/10	200,000 EUR	254,645
Nordea Bank Danmark AS 2.38%, 9/06/10	300,000 EUR	381,379

TOTAL CORPORATE BONDS (Cost: $1,358,637)		1,283,439
TOTAL INVESTMENTS IN SECURITIES – 92.1% (Cost: $11,872,300)		11,828,137
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 7.9%		1,008,219

NET ASSETS – 100.0%		$12,836,356

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – euro

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

22	WisdomTree Currency and Fixed Income Funds

Schedule of Investments

WisdomTree Dreyfus Indian Rupee Fund (ICN)

August 31, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 76.4%
Treasury Bills – 70.2%
U.S. Treasury Bills 0.14%, 9/02/10*	$4,900,000	$4,899,964
0.16%, 9/09/10*	300,000	299,988
0.16%, 9/16/10*	3,550,000	3,549,755
0.26%, 9/23/10*	400,000	399,965
0.16%, 9/30/10*	1,000,000	999,867
0.15%, 10/14/10*	3,100,000	3,099,432
0.15%, 11/12/10*	1,500,000	1,499,655
0.35%, 12/16/10*	500,000	499,805
0.31%, 1/13/11*	600,000	599,683

Total Treasury Bills		15,848,114
U.S. Government Agencies – 6.2%
Federal Home Loan Mortgage Corp. 0.59%, 4/01/11**	1,400,000	1,401,942
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $17,248,752)		17,250,056
CORPORATE BONDS – 7.3%
Banks – 2.7%
Regions Bank 2.75%, 12/10/10(a)	500,000	503,085
Union Bank NA 0.62%, 3/16/11**(a)	100,000	100,166

Total Banks		603,251
Financials – 4.6%
Goldman Sachs Group, Inc. 0.62%, 3/15/11**(a)	400,000	400,704
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	630,000	634,142

Total Financials		1,034,846
TOTAL CORPORATE BONDS (Cost: $1,637,294)		1,638,097
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $10,115)	10,115	10,115
REPURCHASE AGREEMENT – 16.8%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/10, 0.26% due 9/01/10; Proceeds at maturity – $3,802,134 (fully collateralized by Ginnie Mae,
5.00% – 8.50% due 9/15/21 – 5/15/40; Market value – $3,992,212)

(Cost: $3,802,106)	3,802,106	3,802,106
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $22,698,267)		22,700,374
Liabilities in Excess of Other Assets – (0.5)%		(114,029)

NET ASSETS – 100.0%		$22,586,345
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2010.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	23

Schedule of Investments

WisdomTree Dreyfus Japanese Yen Fund (JYF)

August 31, 2010

Investments	Principal Amount	Value

TIME DEPOSITS – 48.7%
Banks – 48.7%
Mizuho International PLC 0.05%, 9/03/10	267,700,763 JPY	$3,188,052
UBS AG 0.07%, 9/03/10	241,930,262 JPY	2,881,151

TOTAL TIME DEPOSITS (Cost: $6,023,295)		6,069,203
FOREIGN GOVERNMENT OBLIGATIONS – 22.0%
Sovereign – 22.0%
Japan Treasury Bills 0.12%, 9/27/10, Series 117*	100,000,000 JPY	1,190,804
0.11%, 10/12/10, Series 120*	50,000,000 JPY	595,375
0.11%, 10/25/10, Series 124*	80,000,000 JPY	952,568

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,600,023)		2,738,747
REPURCHASE AGREEMENT – 21.8%

Repurchase agreement dated 8/31/10, 0.10% due 9/01/10 with Royal Bank of Scotland; Proceeds at maturity – 228,362,665 JPY (fully collateralized by Japan Government Bond, 1.20% due 3/20/12; Market value – $2,730,045)

(Cost: $2,719,567)	228,362,031 JPY	2,719,567
TOTAL INVESTMENTS IN SECURITIES – 92.5% (Cost: $11,342,885)		11,527,517
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 7.5%		927,614

NET ASSETS – 100.0%		$12,455,131

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY – Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

24	WisdomTree Currency and Fixed Income Funds

Schedule of Investments

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

August 31, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 61.3%
Treasury Bills – 56.2%
U.S. Treasury Bills 0.14%, 9/02/10*	$2,600,000	$2,599,981
0.16%, 9/09/10*	300,000	299,988
0.15%, 9/16/10*	1,800,000	1,799,879
0.16%, 9/23/10*	1,300,000	1,299,868
0.15%, 10/14/10*	1,000,000	999,817
0.15%, 10/21/10*	900,000	899,812
0.15%, 11/04/10*	400,000	399,918
0.15%, 11/12/10*	400,000	399,908
0.15%, 11/18/10*	700,000	699,815
0.31%, 1/13/11*	600,000	599,683

Total Treasury Bills		9,998,669
U.S. Government Agencies – 5.1%
Federal Home Loan Mortgage Corp. 0.59%, 4/01/11**	900,000	901,248
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $10,899,135)		10,899,917
CORPORATE BONDS – 5.9%
Banks – 0.5%
Union Bank NA 0.62%, 3/16/11**(a)	100,000	100,166
Financials – 5.4%
Goldman Sachs Group, Inc. 0.62%, 3/15/11**(a)	200,000	200,352
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	680,000	684,470
0.42%, 2/23/11**(a)	75,000	75,037

Total Financials		959,859
TOTAL CORPORATE BONDS (Cost: $1,059,052)		1,060,025
MONEY MARKET FUND – 0.2%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $33,055)	33,055	33,055
REPURCHASE AGREEMENT – 29.7%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/10, 0.26% due 9/01/10; Proceeds at maturity – $5,283,611 (fully collateralized by Ginnie Mae,
4.00% – 7.50% due 7/15/25 – 8/15/40; Market value – $5,547,751)

(Cost: $5,283,573)	5,283,573	5,283,573
TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost: $17,274,815)		17,276,570
Other Assets in Excess of Liabilities – 2.9%		513,363

NET ASSETS – 100.0%		$17,789,933
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2010.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	25

Schedule of Investments

WisdomTree Dreyfus South African Rand Fund

August 31, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 63.7%
Treasury Bills – 62.8%
U.S. Treasury Bills 0.14%, 9/02/10*	$900,000	$899,993
0.16%, 9/09/10*	100,000	99,996
0.16%, 9/16/10*	1,850,000	1,849,871
0.21%, 9/23/10*	540,000	539,948
0.16%, 9/30/10*	300,000	299,960
0.15%, 10/14/10*	1,650,000	1,649,694
0.14%, 10/21/10*	200,000	199,960
0.16%, 11/04/10*	800,000	799,837
0.15%, 11/12/10*	500,000	499,885
0.15%, 11/18/10*	200,000	199,947
0.31%, 1/13/11*	300,000	299,841

Total Treasury Bills		7,338,932
U.S. Government Agencies – 0.9%
Federal Home Loan Mortgage Corp. 0.59%, 4/01/11**	100,000	100,139
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $7,438,756)		7,439,071
CORPORATE BONDS – 5.3%
Banks – 0.9%
Union Bank NA 0.62%, 3/16/11**(a)	100,000	100,166
Financials – 4.4%
Goldman Sachs Group, Inc. 0.62%, 3/15/11**(a)	100,000	100,176
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	290,000	291,906
Morgan Stanley 1.11%, 3/04/11**(a)	125,000	125,405

Total Financials		517,487
TOTAL CORPORATE BONDS (Cost: $617,250)		617,653
MONEY MARKET FUND – 0.4%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $47,946)	47,946	47,946
REPURCHASE AGREEMENT – 30.8%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/10; 0.26% due 9/01/10; Proceeds at maturity – $3,599,571 (fully collateralized by Ginnie Mae,
4.50% – 6.50% due 2/20/34 – 6/15/40; Market value – $3,779,523)

(Cost: $3,599,545)	3,599,545	3,599,545
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $11,703,497)		11,704,215
Liabilities in Excess of Other Assets – (0.2)%		(23,751)

NET ASSETS – 100.0%		$11,680,464
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2010.

See Notes to Financial Statements.

26	WisdomTree Currency and Fixed Income Funds

Schedule of Investments

WisdomTree Emerging Markets Local Debt Fund (ELD)

August 31, 2010

Investments	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – 63.9%
Sovereign – 63.9%
Federal Republic of Brazil 12.50%, 1/05/16	9,509,000 BRL	$6,234,699
10.25%, 1/10/28	9,700,000 BRL	6,111,064
Korea Treasury Bond 4.50%, 3/10/15, Series 1503	8,559,000,000 KRW	7,317,078
5.00%, 6/10/20, Series 2006	7,712,600,000 KRW	6,755,682
Malaysian Government 3.84%, 8/12/15, Series 0110	37,040,000 MYR	12,041,402
4.01%, 9/15/17, Series 0210	28,450,000 MYR	9,313,204
Mexican Bonos Desarr 7.75%, 12/14/17, Series M10	40,950,000 MXN	3,424,310
8.50%, 12/13/18, Series M10	46,740,000 MXN	4,102,941
Poland Government Bond 5.50%, 10/25/19, Series 1019	17,760,000 PLN	5,711,252
5.75%, 9/23/22, Series 0922	25,730,000 PLN	8,342,295
Republic of Chile 5.50%, 8/05/20	3,507,500,000 CLP	7,317,009
Republic of Colombia 12.00%, 10/22/15	9,323,000,000 COP	6,726,752
Republic of Peru 7.84%, 8/12/20	17,246,000 PEN	7,115,154
Republic of South Africa 7.25%, 1/15/20, Series R207	46,380,000 ZAR	6,022,863
10.50%, 12/21/26, Series R186	39,704,000 ZAR	6,566,724
Thailand Government Bond 5.25%, 5/12/14	199,700,000 THB	6,965,277
4.13%, 11/18/16	214,240,000 THB	7,372,690
Turkey Government Bond 10.00%, 6/17/15	10,600,000 TRY	7,333,148
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $123,833,415)		124,773,544
CORPORATE BONDS – 18.4%
Banks – 18.4%
Asian Development Bank 8.00%, 5/09/11	12,400,000 MXN	961,925
13.50%, 6/27/12	550,000 TRY	393,359
9.25%, 4/30/13	5,900,000 BRL	3,437,504
6.55%, 1/28/15	31,000,000 MXN	2,370,755
European Bank for Reconstruction & Development 8.10%, 10/20/11	500,000 TRY	329,336
6.00%, 2/14/12	10,000,000 RUB	334,000
9.25%, 9/10/12	6,160,000 BRL	3,575,782
6.75%, 5/12/17	57,500,000 RUB	1,856,038
European Investment Bank 6.25%, 3/11/13	98,350,000 RUB	3,259,589
8.00%, 10/21/13	5,080,000 ZAR	708,942
9.57%, 3/02/15*(a)	4,555,000 TRY	2,082,274
6.50%, 12/15/15	27,000,000 RUB	879,189
Inter-American Development Bank 7.65%, 11/26/10	11,500,000 MXN	878,032
7.65%, 1/26/11	7,500,000 MXN	574,949
8.50%, 7/28/16	5,180,000 ZAR	723,125

Investments	Principal Amount	Value

International Bank for Reconstruction & Development 5.00%, 7/01/13	42,400,000 MXN	$3,226,925
6.50%, 9/11/13	6,350,000 MXN	504,776
6.25%, 12/11/13	21,300,000 RUB	717,442
10.00%, 3/02/17	2,600,000 TRY	1,827,683
International Finance Corp. 11.25%, 7/17/12	2,000,000 TRY	1,400,394
17.00%, 7/17/12	1,350,000 TRY	1,032,122
Nordic Investment Bank 8.09%, 3/28/11	35,500,000 MXN	2,743,623
10.00%, 5/14/13	3,640,000 BRL	2,167,086
TOTAL CORPORATE BONDS (Cost: $36,690,532)		35,984,850
U.S. GOVERNMENT OBLIGATIONS – 14.6%
Treasury Bills – 14.6%
U.S. Treasury Bill 0.16%, 9/16/10*
(Cost: 28,498,194)	28,500,000	28,498,127
TOTAL INVESTMENTS IN SECURITIES – 96.9% (Cost: $189,022,141)		189,256,521
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 3.1%		6,062,500

NET ASSETS – 100.0%		$195,319,021

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL – Brazilian real

CLP – Chilean peso

COP – Colombian peso

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian nuevo sol

PLN – Polish zloty

RUB – Russian ruble

THB – Thai baht

TRY – Turkish new lira

ZAR – South African rand

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	27

Statements of Assets and Liabilities

WisdomTree Currency and Fixed Income Funds

August 31, 2010

	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Indian Rupee Fund
ASSETS:

Investments, at cost	$218,316,435	$592,663,953	$339,634,466	$11,872,300	$22,698,267

Foreign currency, at cost	—	—	—	970,297	—
Investments in securities, at value (including repurchase agreements of $66,073,479, $170,367,313, $93,172,762, $0 and $3,802,106, respectively) (Note 2)	218,332,826	592,703,239	339,642,160	11,828,137	22,700,374

Cash	—	929,700 *	—	8,833	—

Foreign currency, at value	—	—	—	971,171	—

Unrealized appreciation on forward foreign currency contracts	3,590,408	52,944	2,327,251	—	50,118

Receivables:

Dividends and interest	76,525	143,122	32,283	32,141	9,405

Capital shares sold	—	—	555	—	—
Total Assets	221,999,759	593,829,005	342,002,249	12,840,282	22,759,897
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	751,017	7,319,998	2,542,724	—	163,557

Payables:

Investment securities purchased	—	—	—	—	—

Capital shares redeemed	—	—	2,189,000	—	—

Advisory fees (Note 3)	71,337	229,009	163,086	3,877	9,898

Service fees (Note 2)	698	2,239	1,305	49	97
Total Liabilities	823,052	7,551,246	4,896,115	3,926	173,552
NET ASSETS	$221,176,707	$586,277,759	$337,106,134	$12,836,356	$22,586,345
NET ASSETS:

Paid-in capital	$213,296,015	$597,724,042	$337,317,347	$12,881,632	$22,468,331

Distributions in excess of net investment income	—	—	—	(1,132)	—

Accumulated net realized gain (loss) on investments and foreign currency related transactions	5,024,911	(4,218,515)	(3,434)	(183)	229,346

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,855,781	(7,227,768)	(207,779)	(43,961)	(111,332)
NET ASSETS	$221,176,707	$586,277,759	$337,106,134	$12,836,356	$22,586,345
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,000,000	23,600,000	15,400,000	625,000	900,000
Net asset value per share	$27.65	$24.84	$21.89	$20.54	$25.10
*	Restricted cash for segregating collateral.

See Notes to Financial Statements.

28	WisdomTree Currency and Fixed Income Funds

Statements of Assets and Liabilities (concluded)

WisdomTree Currency and Fixed Income Funds

August 31, 2010

	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$11,342,885	$17,274,815	$11,703,497	$189,022,141

Foreign currency, at cost	903,635	—	—	18,218
Investments in securities, at value (including repurchase agreements of $2,719,567, $5,283,573, $3,599,545 and $0, respectively) (Note 2)	11,527,517	17,276,570	11,704,215	189,256,521

Cash	1,992	—	—	25,409,480

Foreign currency, at value	929,248	—	—	18,270

Unrealized appreciation on forward foreign currency contracts	—	528,026	15,743	13,101

Receivables:

Dividends and interest	58	5,853	2,651	3,113,488
Total Assets	12,458,815	17,810,449	11,722,609	217,810,860
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	13,797	38,256	166,956

Unrealized depreciation on swap contracts	—	—	—	364,981

Payables:

Investment securities purchased	—	—	—	21,905,327

Advisory fees (Note 3)	3,638	6,654	3,851	54,142

Service fees (Note 2)	46	65	38	433
Total Liabilities	3,684	20,516	42,145	22,491,839
NET ASSETS	$12,455,131	$17,789,933	$11,680,464	$195,319,021
NET ASSETS:

Paid-in capital	$12,244,888	$17,992,953	$10,967,837	$195,475,652

Undistributed net investment income	—	—	—	820,260

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(2)	(719,004)	734,422	(648,411)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	210,245	515,984	(21,795)	(328,480)
NET ASSETS	$12,455,131	$17,789,933	$11,680,464	$195,319,021
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,000	800,000	400,000	3,900,002
Net asset value per share	$31.14	$22.24	$29.20	$50.08

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	29

Statements of Operations

WisdomTree Currency and Fixed Income Funds

For the Year Ended August 31, 2010

	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Indian Rupee Fund
INVESTMENT INCOME:

Interest[1]	$258,992	$863,889	$435,186	$49,043	$40,900
Total investment income	258,992	863,889	435,186	49,043	40,900
EXPENSES:

Advisory fees (Note 3)	678,677	2,264,034	1,445,958	52,725	112,080

Service fees (Note 2)	6,636	22,137	11,568	663	1,096
Total expenses	685,313	2,286,171	1,457,526	53,388	113,176
Net investment loss	(426,321)	(1,422,282)	(1,022,340)	(4,345)	(72,276)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	2,309	(82)	2,060	(2,516,638)	162

Foreign currency related transactions	13,428,094	(3,767,118)	717,258	478,026	710,429
Net realized gain (loss)	13,430,403	(3,767,200)	719,318	(2,038,612)	710,591

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(19,850)	(15,311)	7,577	(140,240)	118

Translation of assets and liabilities denominated in foreign currencies	4,153,572	(7,058,830)	(156,641)	61	(920)
Net change in unrealized appreciation (depreciation)	4,133,722	(7,074,141)	(149,064)	(140,179)	(802)
Net realized and unrealized gain (loss) on investments	17,564,125	(10,841,341)	570,254	(2,178,791)	709,789
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,137,804	$(12,263,623)	$(452,086)	$(2,183,136)	$637,513

[1]	Net of foreign witholding tax of $0, $0, $0, $910 and $0, respectively.

See Notes to Financial Statements.

30	WisdomTree Currency and Fixed Income Funds

Statements of Operations (concluded)

WisdomTree Currency and Fixed Income Funds

For the Year Ended August 31, 2010

	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund	WisdomTree Emerging Markets Local Debt Fund[1]
INVESTMENT INCOME:

Interest[2]	$10,031	$27,905	$14,653	$380,390
Total investment income	10,031	27,905	14,653	380,390
EXPENSES:

Advisory fees (Note 3)	40,658	82,259	44,157	54,142

Service fees (Note 2)	511	804	432	433
Total expenses	41,169	83,063	44,589	54,575
Net investment income (loss)	(31,138)	(55,158)	(29,936)	325,815
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	5	319	48	—

Foreign currency related transactions	1,135,895	564,788	862,612	(153,966)
Net realized gain (loss)	1,135,900	565,107	862,660	(153,966)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	28,096	7	29	234,380

Swap contracts	—	—	—	(364,981)

Translation of assets and liabilities denominated in foreign currencies	17,043	(120,857)	(120,812)	(197,879)
Net change in unrealized appreciation (depreciation)	45,139	(120,850)	(120,783)	(328,480)
Net realized and unrealized gain (loss) on investments	1,181,039	444,257	741,877	(482,446)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,149,901	$389,099	$711,941	$(156,631)

[1]	Commencement of operations August 9, 2010.

[2]	Net of foreign witholding tax of $0, $0, $0 and $65,462, respectively.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	31

Statements of Changes in Net Assets

WisdomTree Currency and Fixed Income Funds

	WisdomTree Dreyfus Brazilian Real Fund		WisdomTree Dreyfus Chinese Yuan Fund		WisdomTree Dreyfus Emerging Currency Fund
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Period May 6, 2009* through August 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(426,321)	$145,080	$(1,422,282)	$483,066	$(1,022,340)	$(27,547)

Net realized gain (loss) on investments and foreign currency related transactions	13,430,403	(7,091,273)	(3,767,200)	142,843	719,318	1,140,369

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,133,722	(591,448)	(7,074,141)	128,181	(149,064)	(58,715)
Net increase (decrease) in net assets resulting from operations	17,137,804	(7,537,641)	(12,263,623)	754,090	(452,086)	1,054,107
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(145,080)	(555,163)	—	(1,711,010)	—	—

Capital gains	(1,567,800)	(1,705,512)	—	—	(1,730,286)	—
Total dividends and distributions	(1,712,880)	(2,260,675)	—	(1,711,010)	(1,730,286)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	129,640,331	45,795,287	721,349,097	55,955,405	454,365,131	39,189,957

Cost of shares redeemed	(36,461,840)	(45,163,974)	(259,467,734)	(202,731,397)	(153,276,700)	(2,044,089)
Net increase (decrease) in net assets resulting from capital share transactions	93,178,491	631,313	461,881,363	(146,775,992)	301,088,431	37,145,868
Net Increase (Decrease) in Net Assets	108,603,415	(9,167,003)	449,617,740	(147,732,912)	298,906,059	38,199,975
NET ASSETS:

Beginning of period	$112,573,292	$121,740,295	$136,660,019	$284,392,931	$38,200,075	$100

End of period	$221,176,707	$112,573,292	$586,277,759	$136,660,019	$337,106,134	$38,200,075
Undistributed net investment income included in net assets at end of period	$—	$145,080	$—	$—	$—	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,000	4,600,004	5,400,000	11,200,004	1,800,000	5

Shares created	4,800,000	2,000,000	28,600,000	2,200,000	20,800,000	1,900,000

Shares redeemed	(1,400,000)	(2,000,004)	(10,400,000)	(8,000,004)	(7,200,000)	(100,005)
Shares outstanding, end of period	8,000,000	4,600,000	23,600,000	5,400,000	15,400,000	1,800,000
*	Commencement of investment operations.

See Notes to Financial Statements.

32	WisdomTree Currency and Fixed Income Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency and Fixed Income Funds

	WisdomTree Dreyfus Euro Fund		WisdomTree Dreyfus Indian Rupee Fund		WisdomTree Dreyfus Japanese Yen Fund
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(4,345)	$204,359	$(72,276)	$8,400	$(31,138)	$961

Net realized gain (loss) on investments and foreign currency related transactions	(2,038,612)	(1,611,327)	710,591	(196,117)	1,135,900	3,598,633

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(140,179)	201,456	(802)	(68,456)	45,139	85,657
Net increase (decrease) in net assets resulting from operations	(2,183,136)	(1,205,512)	637,513	(256,173)	1,149,901	3,685,251
DIVIDENDS:

Net investment income	—	(481,010)	—	(77,485)	—	(54,377)
Total dividends	—	(481,010)	—	(77,485)	—	(54,377)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,457,718	605,006	17,720,098	11,592,025	—	—

Cost of shares redeemed	(8,295,720)	(8,317,026)	(7,663,800)	(9,155,309)	—	(11,693,290)
Net increase (decrease) in net assets resulting from capital share transactions	5,161,998	(7,712,020)	10,056,298	2,436,716	—	(11,693,290)
Net Increase (Decrease) in Net Assets	2,978,862	(9,398,542)	10,693,811	2,103,058	1,149,901	(8,062,416)
NET ASSETS:

Beginning of year	$9,857,494	$19,256,036	$11,892,534	$9,789,476	$11,305,230	$19,367,646

End of year	$12,836,356	$9,857,494	$22,586,345	$11,892,534	$12,455,131	$11,305,230
Distributions in excess of net investment income included in net assets at end of year	$(1,132)	(75)	$—	$—	$—	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	425,000	800,004	500,000	400,004	400,000	800,004

Shares created	600,000	25,000	700,000	500,000	—	—

Shares redeemed	(400,000)	(400,004)	(300,000)	(400,004)	—	(400,004)
Shares outstanding, end of year	625,000	425,000	900,000	500,000	400,000	400,000

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	33

Statements of Changes in Net Assets (concluded)

WisdomTree Currency and Fixed Income Funds

	WisdomTree Dreyfus New Zealand Dollar Fund		WisdomTree Dreyfus South African Rand Fund		WisdomTree Emerging Markets Local Debt Fund
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period August 9, 2010* through August 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(55,158)	$(5,969)	$(29,936)	$1,982	$325,815

Net realized gain (loss) on investments and foreign currency related transactions	565,107	710,063	862,660	294,362	(153,966)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(120,850)	792,933	(120,783)	25,325	(328,480)
Net increase (decrease) in net assets resulting from operations	389,099	1,497,027	711,941	321,669	(156,631)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(12,851)	(1,980)	(8,742)	—

Capital gains	(1,961,584)	—	(318,804)	(152,780)	—
Total dividends and distributions	(1,961,584)	(12,851)	(320,784)	(161,522)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,668,417	10,241,028	8,593,171	2,523,998	195,475,552

Cost of shares redeemed	(9,776,710)	(4,607,389)	(2,649,329)	(103)	—
Net increase in net assets resulting from capital share transactions	9,891,707	5,633,639	5,943,842	2,523,895	195,475,552
Net Increase in Net Assets	8,319,222	7,117,815	6,334,999	2,684,042	195,318,921
NET ASSETS:

Beginning of period	$9,470,711	$2,352,896	$5,345,465	$2,661,423	$100

End of period	$17,789,933	$9,470,711	$11,680,464	$5,345,465	$195,319,021
Undistributed net investment income included in net assets at end of period	$—	$—	$—	$1,981	$820,260
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	100,004	200,000	100,004	2

Shares created	800,000	500,000	300,000	100,000	3,900,000

Shares redeemed	(400,000)	(200,004)	(100,000)	(4)	—
Shares outstanding, end of period	800,000	400,000	400,000	200,000	3,900,002
*	Commencement of investment operations.

See Notes to Financial Statements.

34	WisdomTree Currency and Fixed Income Funds

Financial Highlights

WisdomTree Currency and Fixed Income Funds

August 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Brazilian Real Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.47	$26.47	$25.19
Investment operations:
Net investment income (loss)[2]	(0.07)	0.04	0.15
Net realized and unrealized gain (loss)	3.53	(1.34)	1.13
Total from investment operations	3.46	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	(0.02)	(0.17)	—
Capital gains	(0.26)	(0.53)	—
Total dividends and distributions to shareholders	(0.28)	(0.70)	—
Net asset value, end of period	$27.65	$24.47	$26.47

TOTAL RETURN[3]	14.24%	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$221,177	$112,573	$121,740
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.28)%	0.19%	1.99%[4]
Portfolio turnover rate[5]	0%	0%	N/A *

WisdomTree Dreyfus Chinese Yuan Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.31	$25.39	$24.87
Investment operations:
Net investment income (loss)[2]	(0.07)	0.08	0.14
Net realized and unrealized gain (loss)	(0.40)	0.32	0.38
Total from investment operations	(0.47)	0.40	0.52
Dividends to shareholders:
Net investment income	—	(0.48)	—
Total dividends to shareholders	—	(0.48)	—
Net asset value, end of period	$24.84	$25.31	$25.39

TOTAL RETURN[3]	(1.86)%	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$586,278	$136,660	$284,393
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.28)%	0.36%	2.04%[4]
Portfolio turnover rate[5]	8%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

*	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	35

Financial Highlights (continued)

WisdomTree Currency and Fixed Income Funds

August 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Emerging Currency Fund	For the Year Ended August 31, 2010	For the Period May 6, 2009[1] through August 31, 2009
Net asset value, beginning of period	$21.22	$19.98
Investment operations:
Net investment loss[2]	(0.09)	(0.02)
Net realized and unrealized gain	0.94	1.26
Total from investment operations	0.85	1.24
Distributions to shareholders:
Capital gains	(0.18)	—
Total distributions to shareholders	(0.18)	—
Net asset value, end of period	$21.89	$21.22

TOTAL RETURN[3]	4.01%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$337,106	$38,200
Ratio to average net assets of:
Net expenses	0.55%	0.55%[4]
Net investment loss	(0.39)%	(0.33)%[4]
Portfolio turnover rate[5]	0%	0%

WisdomTree Dreyfus Euro Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.19	$24.07	$25.04
Investment operations:
Net investment income (loss)[2]	(0.01)	0.35	0.29
Net realized and unrealized loss	(2.64)	(0.63)	(1.26)
Total from investment operations	(2.65)	(0.28)	(0.97)
Dividends to shareholders:
Net investment income	—	(0.60)	—
Total dividends to shareholders	—	(0.60)	—
Net asset value, end of period	$20.54	$23.19	$24.07

TOTAL RETURN[3]	(11.43)%	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,836	$9,857	$19,256
Ratio to average net assets of:
Net expenses	0.35%	0.35%	0.35%[4]
Net investment income (loss)	(0.03)%	1.61%	3.73%[4]
Portfolio turnover rate[5]	N/A *	N/A *	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

*	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

36	WisdomTree Currency and Fixed Income Funds

Financial Highlights (continued)

WisdomTree Currency and Fixed Income Funds

August 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Indian Rupee Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.79	$24.47	$24.69
Investment operations:
Net investment income (loss)[2]	(0.08)	0.02	0.15
Net realized and unrealized gain (loss)	1.39	(0.51)	(0.37)
Total from investment operations	1.31	(0.49)	(0.22)
Dividends to shareholders:
Net investment income	—	(0.19)	—
Total dividends to shareholders	—	(0.19)	—
Net asset value, end of period	$25.10	$23.79	$24.47

TOTAL RETURN[3]	5.51%	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,586	$11,893	$9,789
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%[4]
Net investment income	(0.29)%	0.09%	1.93%[4]
Portfolio turnover rate[5]	0%	0%	N/A *

WisdomTree Dreyfus Japanese Yen Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$28.26	$24.21	$25.45
Investment operations:
Net investment income (loss)[2]	(0.08)	0.00 [6]	0.01
Net realized and unrealized gain (loss)	2.96	4.12	(1.25)
Total from investment operations	2.88	4.12	(1.24)
Dividends to shareholders:
Net investment income	—	(0.07)	—
Total dividends to shareholders	—	(0.07)	—
Net asset value, end of period	$31.14	$28.26	24.21

TOTAL RETURN[3]	10.19%	17.01%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,455	$11,305	$19,368
Ratio to average net assets of:
Net expenses	0.35%	0.35%	0.35%[4]
Net investment income (loss)	(0.27)%	0.01%	0.20%[4]
Portfolio turnover rate[5]	N/A *	N/A *	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

[6]	Amount represents less than $0.005.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	37

Financial Highlights (continued)

WisdomTree Currency and Fixed Income Funds

August 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus New Zealand Dollar Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.68	$23.53	$24.93
Investment operations:
Net investment income (loss)[2]	(0.07)	(0.02)	0.09
Net realized and unrealized gain (loss)	1.08	0.30	(1.49)
Total from investment operations	1.01	0.28	(1.40)
Dividends and distributions to shareholders:
Net investment income	—	(0.13)	—
Capital gains	(2.45)	—	—
Total dividends and distributions to shareholders	(2.45)	(0.13)	—
Net asset value, end of period	$22.24	$23.68	$23.53

TOTAL RETURN[3]	4.32%	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,790	$9,471	$2,353
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.30)%	(0.11)%	1.96%[4]
Portfolio turnover rate[5]	0%	0%	N/A *

WisdomTree Dreyfus South African Rand Fund	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$26.73	$26.61	$25.35
Investment operations:
Net investment income (loss)[2]	(0.09)	0.02	0.09
Net realized and unrealized gain	3.36	1.72	1.17
Total from investment operations	3.27	1.74	1.26
Dividends and distributions to shareholders:
Net investment income	(0.00)[6]	(0.09)	—
Capital gains	(0.80)	(1.53)	—
Total dividends and distributions to shareholders	(0.80)	(1.62)	—
Net asset value, end of period	$29.20	$26.73	$26.61

TOTAL RETURN[3]	12.53%	8.44%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,680	$5,345	$2,661
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.31)%	0.07%	1.78%[4]
Portfolio turnover rate[5]	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

[6]	Amount represents less than $0.005.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

38	WisdomTree Currency and Fixed Income Funds

Financial Highlights (concluded)

WisdomTree Currency and Fixed Income Funds

August 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Period August 9, 2010[1] through August 31, 2010
Net asset value, beginning of period	$50.23
Investment operations:
Net investment income[2]	0.10
Net realized and unrealized loss	(0.25)
Total from investment operations	(0.15)
Net asset value, end of period	$50.08

TOTAL RETURN[3]	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$195,319
Ratio to average net assets of:
Net expenses	0.55%[4]
Net investment income	3.31%[4]
Portfolio turnover rate[5]	0%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

See Notes to Financial Statements.

WisdomTree Currency and Fixed Income Funds	39

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of August 31, 2010, the Trust offered 43 investment funds. These financial statements relate only to the WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”), WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) and WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”) (each a “Fund,” collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the Japanese Yen Fund commenced operations on May 21, 2008; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008; the Emerging Currency Fund commenced operations on May 6, 2009 and the Emerging Markets Local Debt Fund commenced operations on August 9, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at NAV.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,

40	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of August 31, 2010 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$20,559,005	$—
Money Market Fund	—	314,859	—
Repurchase Agreement	—	66,073,478	—
U.S. Government Agencies	—	801,110	—
U.S. Government Treasury	—	130,584,374	—
Total	—	218,332,826	—
Other Financial Instruments*	—	2,839,391	—
Total - Net	$—	$221,172,217	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$30,736,373	$—
Money Market Fund	—	638,970	—
Repurchase Agreement	—	170,367,313	—
U.S. Government Agencies	—	30,198,755	—
U.S. Government Treasury	—	360,761,828	—
Total	—	592,703,239	—
Other Financial Instruments*	—	(7,267,054)	—
Total - Net	$—	$585,436,185	$—

WisdomTree Currency and Fixed Income Funds	41

Notes to Financial Statements (continued)

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$5,946,503	$—
Money Market Fund	—	347,941	—
Repurchase Agreement	—	93,172,762	—
U.S. Government Agencies	—	9,499,279	—
U.S. Government Treasury	—	230,675,675	—
Total		339,642,160
Other Financial Instruments*	—	(215,473)	—
Total - Net	$—	$339,426,687	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,283,439	$—
Foreign Government Obligations	—	4,123,676	—
Time Deposits	—	6,421,022	—
Total	$—	$11,828,137	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,638,097	$—
Money Market Fund	—	10,115	—
Repurchase Agreement	—	3,802,106	—
U.S. Government Agencies	—	1,401,942	—
U.S. Government Treasury	—	15,848,114	—
Total	—	22,700,374	—
Other Financial Instruments*	—	(113,439)	—
Total - Net	$—	$22,586,935	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$2,738,747	$—
Repurchase Agreement	—	2,719,567	—
Time Deposits	—	6,069,203	—
Total	$—	$11,527,517	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,060,025	$—
Money Market Fund	—	33,055	—
Repurchase Agreement	—	5,283,573	—
U.S. Government Agencies	—	901,248	—
U.S. Government Treasury	—	9,998,669	—
Total	—	17,276,570	—
Other Financial Instruments*	—	514,229	—
Total - Net	$—	$17,790,799	$—

42	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$617,653	$—
Money Market Fund	—	47,946	—
Repurchase Agreement	—	3,599,545	—
U.S. Government Agencies	—	100,139	—
U.S. Government Treasury	—	7,338,932	—
Total	—	11,704,215	—
Other Financial Instruments*	—	(22,513)	—
Total - Net	$—	$11,681,702	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$35,984,850	$—
Foreign Government Obligations	—	124,773,544	—
U.S. Government Treasury	—	28,498,127	—
Total		189,256,521
Other Financial Instruments*	—	(518,836)	—
Total - Net	$—	$188,737,685	$—
*	Other financial instruments include foreign forward currency and swap contracts. The fair value of these contracts is represented by net unrealized appreciation or depreciation in this table.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2010. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds have invested in derivatives, specifically forward foreign currency contracts and swaps during the fiscal year ended August 31, 2010 which are detailed in the forward foreign currency and swap agreement contract table. The volume of the derivatives that is presented is consistent with the derivative activity during the fiscal year ended August 31, 2010. The Funds’ management is not aware of any credit-risk contingent feature on the forward foreign currency contracts held by the Funds.

WisdomTree Currency and Fixed Income Funds	43

Notes to Financial Statements (continued)

The Funds listed below invested in derivatives, specifically forward foreign currency contracts as described on pages 46, 47 and 48, for the period ended August 31, 2010. The forward contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security, therefore, the counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Brazilian Real Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,590,408	Unrealized depreciation on forward foreign currency contracts	$751,017
Chinese Yuan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	52,944	Unrealized depreciation on forward foreign currency contracts	7,319,998
Emerging Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,327,251	Unrealized depreciation on forward foreign currency contracts	2,542,724
Indian Rupee Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	50,118	Unrealized depreciation on forward foreign currency contracts	163,557
New Zealand Dollar Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	528,026	Unrealized depreciation on forward foreign currency contracts	13,797
South African Rand Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	15,743	Unrealized depreciation on forward foreign currency contracts	38,256
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	13,101	Unrealized depreciation on forward foreign currency contracts	166,956
Swap contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	364,981

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward/Swap Contracts
Brazilian Real Fund
Foreign exchange contracts	$13,428,094
Chinese Yuan Fund
Foreign exchange contracts	(3,767,118)
Emerging Currency Fund
Foreign exchange contracts	717,258
Indian Rupee Fund
Foreign exchange contracts	710,429
New Zealand Dollar Fund
Foreign exchange contracts	564,788
South African Rand Fund
Foreign exchange contracts	862,612
Emerging Markets Local Debt Fund
Foreign exchange contracts	(153,966)

44	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward/Swap Contracts
Brazilian Real Fund
Foreign exchange contracts	$4,153,572
Chinese Yuan Fund
Foreign exchange contracts	(7,058,830)
Emerging Currency Fund
Foreign exchange contracts	(156,641)
Indian Rupee Fund
Foreign exchange contracts	(920)
New Zealand Dollar Fund
Foreign exchange contracts	(120,857)
South African Rand Fund
Foreign exchange contracts	(120,812)
Emerging Market Local Debt Fund
Foreign exchange contracts	(197,879)
Swap contracts	(364,981)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations.

Expenses — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. As of October 1, 2009, WTAM provides CCO services to the Trust. Trustees fees, which are included in Service Fees on the Statements of Operations, of $75,716 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended August 31, 2010. Expenses in excess of 0.0044% were paid by WTAM.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts — A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which

WisdomTree Currency and Fixed Income Funds	45

Notes to Financial Statements (continued)

have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward contracts were open as of August 31, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	9/02/10	BRL	79,889,029	USD	45,494,891	$—
	9/02/10	BRL	86,165,482	USD	48,846,645	(222,536)
	9/02/10	BRL	84,093,539	USD	47,889,259	—
	9/02/10	BRL	89,755,715	USD	50,910,786	(202,947)
	9/02/10	BRL	89,755,712	USD	51,020,755	(92,976)
	9/02/10	BRL	93,345,940	USD	52,947,215	(211,065)
	9/02/10	BRL	101,694,341	USD	57,912,495	—
	9/02/10	USD	47,291,384	BRL	84,093,539	597,875
	9/02/10	USD	51,113,733	BRL	89,755,715	—
	9/02/10	USD	5,454,250	BRL	9,703,110	71,440
	9/02/10	USD	5,454,250	BRL	9,703,110	71,440
	9/02/10	USD	5,454,250	BRL	9,703,110	71,440
	9/02/10	USD	49,511,216	BRL	88,298,303	772,555
	9/02/10	USD	21,954,931	BRL	38,810,456	146,695
	9/02/10	USD	21,859,182	BRL	38,822,192	249,127
	9/02/10	USD	44,873,914	BRL	79,889,029	620,977
	9/02/10	USD	49,069,181	BRL	86,165,482	—
	9/02/10	USD	51,113,731	BRL	89,755,712	—
	10/04/10	USD	51,058,594	BRL	90,399,240	156,204
	10/04/10	USD	50,947,808	BRL	90,399,244	266,992
	10/04/10	USD	16,494,257	BRL	29,076,076	277,672
	10/04/10	USD	52,985,719	BRL	94,015,210	287,991
	10/04/10	USD	48,878,213	BRL	86,783,268	(21,493)
						$2,839,391
Chinese Yuan Fund
	10/13/10	CNY	33,791,094	USD	4,999,940	$35,406
	10/13/10	CNY	33,791,095	USD	4,975,498	10,965
	10/13/10	CNY	33,791,095	USD	4,971,106	6,573
	10/13/10	USD	50,664,598	CNY	339,908,788	(725,743)
	10/13/10	USD	8,952,821	CNY	59,983,904	(140,082)
	10/13/10	USD	52,521,824	CNY	352,395,176	(748,488)
	10/13/10	USD	5,056,491	CNY	33,886,077	(78,003)
	10/13/10	USD	10,124,299	CNY	67,842,925	(156,925)
	10/13/10	USD	5,056,491	CNY	33,886,077	(78,003)
	10/13/10	USD	10,102,137	CNY	67,785,338	(143,223)
	10/13/10	USD	5,162,186	CNY	34,633,106	(73,945)
	12/21/10	USD	5,055,582	CNY	33,710,623	(88,981)
	12/21/10	USD	5,062,885	CNY	33,759,314	(89,110)
	12/21/10	USD	5,055,297	CNY	33,794,663	(76,315)
	12/21/10	USD	20,228,314	CNY	135,165,593	(314,307)
	12/21/10	USD	5,052,376	CNY	33,765,029	(77,759)
	12/21/10	USD	10,099,893	CNY	67,537,981	(149,492)
	12/21/10	USD	10,274,496	CNY	68,741,516	(146,778)
	12/21/10	USD	5,051,928	CNY	33,767,085	(77,008)
	12/21/10	USD	101,222,950	CNY	678,193,763	(1,304,360)

46	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/11/11	USD	9,445,958	CNY	62,744,778	$(167,669)
	3/11/11	USD	5,362,910	CNY	35,574,863	(102,331)
	3/11/11	USD	5,041,863	CNY	33,604,018	(72,720)
	3/11/11	USD	5,042,221	CNY	33,616,489	(71,233)
	3/11/11	USD	5,038,029	CNY	33,643,957	(62,979)
	3/11/11	USD	5,036,520	CNY	33,643,957	(61,471)
	3/11/11	USD	20,172,259	CNY	134,266,558	(317,794)
	3/11/11	USD	10,089,161	CNY	67,133,279	(161,929)
	3/11/11	USD	10,126,272	CNY	67,157,433	(195,467)
	3/11/11	USD	5,062,754	CNY	33,578,717	(97,352)
	3/11/11	USD	20,249,490	CNY	134,314,867	(387,881)
	3/11/11	USD	5,058,512	CNY	33,555,641	(96,522)
	3/11/11	USD	5,058,131	CNY	33,555,641	(96,141)
	3/11/11	USD	25,281,871	CNY	167,858,984	(459,976)
	3/11/11	USD	35,004,880	CNY	235,442,822	(189,126)
	5/27/11	USD	79,893,831	CNY	538,564,315	(6,376)
	5/27/11	USD	40,050,567	CNY	268,126,528	(278,259)
	5/27/11	USD	5,007,707	CNY	33,582,683	(26,250)
						$(7,267,054)
Emerging Currency Fund
	9/02/10	BRL	325,170	USD	182,988	$(2,188)
	9/02/10	BRL	650,340	USD	365,976	(4,377)
	9/02/10	BRL	325,170	USD	183,453	(1,724)
	9/02/10	BRL	325,170	USD	182,424	(2,753)
	9/02/10	BRL	325,170	USD	184,076	(1,101)
	9/02/10	BRL	13,104,356	USD	7,432,987	(29,630)
	9/02/10	BRL	12,096,329	USD	6,857,329	(31,241)
	9/02/10	BRL	12,600,342	USD	7,162,541	(13,052)
	9/02/10	BRL	12,600,343	USD	7,147,103	(28,491)
	9/02/10	BRL	39,752,048	USD	22,637,841	—
	9/02/10	USD	29,462,767	BRL	52,352,390	350,667
	9/02/10	USD	740,706	BRL	1,300,680	—
	9/02/10	USD	7,175,594	BRL	12,600,343	—
	9/02/10	USD	7,832,970	BRL	13,754,696	—
	9/02/10	USD	6,888,570	BRL	12,096,329	—
	10/04/10	BRL	327,477	USD	185,434	(95)
	10/04/10	USD	7,167,335	BRL	12,689,767	21,927
	10/04/10	USD	7,151,784	BRL	12,689,768	37,479
	10/04/10	USD	7,437,855	BRL	13,197,358	38,978
	10/04/10	USD	6,861,266	BRL	12,182,177	40,427
	11/03/10	CLP	190,063,167	USD	372,308	(5,218)
	11/03/10	CLP	95,031,583	USD	186,154	(2,609)
	11/03/10	CLP	95,031,583	USD	186,886	(1,877)
	11/03/10	CLP	95,031,583	USD	185,066	(3,696)
	11/03/10	CLP	95,031,583	USD	188,368	(395)
	11/03/10	CLP	95,031,583	USD	188,817	54
	11/03/10	CNY	1,236,064	USD	182,466	751
	11/03/10	CNY	2,472,129	USD	364,933	1,502
	11/03/10	CNY	1,236,065	USD	182,088	372
	11/03/10	CNY	1,236,064	USD	182,985	1,270
	11/03/10	CNY	1,236,065	USD	182,171	455

WisdomTree Currency and Fixed Income Funds	47

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	11/03/10	CNY	1,236,065	USD	181,641	$(75)
	11/03/10	ILS	1,393,822	USD	366,597	857
	11/03/10	ILS	696,911	USD	183,299	428
	11/03/10	ILS	696,911	USD	181,937	(933)
	11/03/10	ILS	696,911	USD	183,214	344
	11/03/10	ILS	696,911	USD	183,075	205
	11/03/10	ILS	696,911	USD	182,822	(49)
	11/03/10	INR	8,659,020	USD	182,680	385
	11/03/10	INR	8,659,020	USD	182,873	577
	11/03/10	INR	8,659,020	USD	184,274	1,979
	11/03/10	INR	8,659,020	USD	183,960	1,665
	11/03/10	INR	8,659,020	USD	182,257	(38)
	11/03/10	INR	17,318,040	USD	365,359	769
	11/03/10	KRW	433,583,284	USD	364,294	3,850
	11/03/10	KRW	216,791,642	USD	182,147	1,925
	11/03/10	KRW	216,791,642	USD	180,690	468
	11/03/10	KRW	216,791,642	USD	182,715	2,493
	11/03/10	KRW	216,791,642	USD	182,923	2,701
	11/03/10	KRW	216,791,642	USD	180,089	(133)
	11/03/10	MXN	4,670,051	USD	363,601	11,062
	11/03/10	MXN	2,335,025	USD	181,800	5,531
	11/03/10	MXN	2,335,025	USD	177,664	1,395
	11/03/10	MXN	2,335,025	USD	181,113	4,843
	11/03/10	MXN	2,335,025	USD	180,018	3,748
	11/03/10	MXN	2,335,025	USD	176,260	(10)
	11/03/10	MYR	1,170,656	USD	366,460	(5,122)
	11/03/10	MYR	585,328	USD	183,230	(2,561)
	11/03/10	MYR	585,328	USD	185,642	(149)
	11/03/10	MYR	585,328	USD	184,094	(1,697)
	11/03/10	MYR	585,328	USD	186,274	483
	11/03/10	MYR	585,328	USD	185,801	10
	11/03/10	PLN	1,135,757	USD	362,237	2,966
	11/03/10	PLN	567,878	USD	181,118	1,483
	11/03/10	PLN	567,878	USD	178,018	(1,617)
	11/03/10	PLN	567,878	USD	181,811	2,176
	11/03/10	PLN	567,878	USD	178,149	(1,486)
	11/03/10	PLN	567,878	USD	179,625	(11)
	11/03/10	TRY	562,551	USD	365,815	462
	11/03/10	TRY	281,275	USD	182,907	231
	11/03/10	TRY	281,275	USD	181,251	(1,425)
	11/03/10	TRY	281,275	USD	182,084	(592)
	11/03/10	TRY	281,275	USD	182,026	(651)
	11/03/10	TRY	281,275	USD	182,628	(48)
	11/03/10	TWD	5,805,982	USD	182,521	873
	11/03/10	TWD	11,611,965	USD	365,041	1,746
	11/03/10	TWD	5,805,982	USD	181,687	39
	11/03/10	TWD	5,805,982	USD	183,270	1,622
	11/03/10	TWD	5,805,982	USD	182,269	621
	11/03/10	TWD	5,805,982	USD	181,494	(154)
	11/03/10	USD	29,206,996	CLP	15,300,084,994	1,183,824
	11/03/10	USD	29,404,024	CNY	199,006,436	(147,835)

48	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	11/03/10	USD	29,470,026	ILS	112,202,705	$(27,903)
	11/03/10	USD	14,764,905	INR	697,051,145	(90,144)
	11/03/10	USD	14,758,652	INR	697,051,145	(83,891)
	11/03/10	USD	29,296,168	KRW	34,903,454,393	(280,403)
	11/03/10	USD	29,345,255	MXN	375,939,127	(965,850)
	11/03/10	USD	29,380,475	MYR	94,237,874	531,881
	11/03/10	USD	29,563,151	PLN	91,428,478	(641,812)
	11/03/10	USD	29,474,063	TRY	45,285,424	(63,054)
	11/03/10	USD	29,341,553	TWD	934,763,192	(96,310)
	11/03/10	USD	14,691,916	ZAR	109,631,074	21,395
	11/03/10	USD	14,681,881	ZAR	109,631,073	31,429
	11/03/10	ZAR	1,361,876	USD	184,554	1,780
	11/03/10	ZAR	2,723,753	USD	369,107	3,559
	11/03/10	ZAR	1,361,876	USD	182,457	(317)
	11/03/10	ZAR	1,361,876	USD	184,068	1,294
	11/03/10	ZAR	1,361,876	USD	183,044	270
	11/03/10	ZAR	1,361,876	USD	182,767	(7)
						$(215,473)
Indian Rupee Fund
	11/03/10	INR	238,213,274	USD	5,065,134	$50,118
	11/03/10	USD	13,870,136	INR	655,086,505	(84,716)
	11/03/10	USD	13,876,012	INR	655,086,505	(78,841)
						$(113,439)
New Zealand Dollar Fund
	9/15/10	NZD	3,180,888	USD	2,248,474	$22,321
	9/15/10	USD	8,651,762	NZD	12,723,554	252,852
	9/15/10	USD	8,651,762	NZD	12,723,554	252,853
	9/15/10	USD	2,237,971	NZD	3,178,061	(13,797)
						$514,229
South African Rand Fund
	11/03/10	USD	4,375,575	ZAR	32,672,853	$9,367
	11/03/10	USD	4,378,565	ZAR	32,672,853	6,376
	11/03/10	USD	2,960,096	ZAR	21,771,062	(38,256)
						$(22,513)
Emerging Markets Local Debt Fund
	9/01/10	USD	1,123,238	BRL	1,965,667	$(2,530)
	9/01/10	USD	1,111,317	BRL	1,967,031	10,169
	9/01/10	USD	375,462	CLP	187,731,163	(1,979)
	9/01/10	USD	389,444	COP	707,229,798	(2,186)
	9/01/10	USD	737,488	KRW	875,692,800	(7,074)
	9/01/10	USD	1,114,102	MYR	3,489,366	(2,183)
	9/01/10	USD	443,933	PEN	1,242,570	238
	9/01/10	USD	370,734	PEN	1,036,202	(331)
	9/01/10	USD	369,353	PEN	1,033,451	66
	9/01/10	USD	4,651,562	PEN	13,019,723	2,494
	9/01/10	USD	184,233	PEN	515,298	(33)
	9/01/10	USD	752,007	PEN	2,104,116	134
	9/01/10	USD	763,236	PLN	2,385,457	(5,263)
	9/01/10	USD	343,998	RUB	10,552,123	(1,196)
	9/01/10	USD	745,398	THB	10,552,123	(1,072)
	9/01/10	USD	741,520	ZAR	5,434,601	(4,700)

WisdomTree Currency and Fixed Income Funds	49

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	9/02/10	USD	1,112,480	MYR	3,484,621	$(2,074)
	9/02/10	USD	342,221	TRY	519,150	(1,323)
	9/02/10	USD	407,179	TRY	617,691	(1,577)
	9/15/10	USD	559,284	IDR	5,000,000,000	(8,499)
	9/15/10	USD	1,107,398	IDR	9,920,070,000	(14,633)
	9/15/10	USD	2,218,765	IDR	19,935,600,000	(22,719)
	9/15/10	USD	500,278	IDR	4,500,000,000	(4,571)
	9/15/10	USD	4,634,738	PHP	210,000,000	(4,858)
	9/15/10	USD	185,806	PHP	8,365,000	(1,383)
	9/15/10	USD	367,504	PHP	16,618,550	(1,114)
	9/15/10	USD	743,107	PHP	33,633,000	(1,598)
	9/15/10	USD	184,265	PHP	8,350,900	(153)
	12/15/10	USD	1,426,001	IDR	12,955,221,000	(20,295)
	12/15/10	USD	1,096,927	IDR	9,965,580,000	(15,612)
	12/15/10	USD	1,092,026	IDR	9,981,120,000	(9,025)
	12/15/10	USD	1,098,719	MXN	14,413,000	(15,465)
	12/15/10	USD	1,101,234	MXN	14,513,000	(10,464)
	12/15/10	USD	368,615	PHP	16,842,000	(508)
	12/15/10	USD	367,816	PHP	16,743,000	(1,874)
	12/15/10	USD	365,951	PHP	16,713,000	(664)
						$(153,855)

Currency Legend:

BRL – Brazilian real

CLP – Chilean peso

COP – Colombian peso

CNY – Chinese yuan

ILS – Israeli new shekel

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

MYR - Malaysian ringgit

NZD – New Zealand dollar

PEN - Peruvian nuevo sol

PHP - Philippine peso

PLN – Polish zloty

RUB - Russian ruble

THB - Thai baht

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund will use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

50	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

Detailed below is the total return swap agreement outstanding as of August 31, 2010:

Fund	Counterparty	ASC 820 Level*	Termination Date	Notional Amount (000)	Fixed Rate Paid**	Floating Rate Received	Unrealized Depreciation
Emerging Markets Local Debt	Citibank, N.A.	Level 2	7/17/2017	$13,827	10.00%	3 Month LIBOR	$364,981

*	ASC 820 level is not a part of regular reporting requirements for each security listed.

**	Reference asset is Indonesian Treasury Bond.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to each Sub-Adviser, Mellon Capital Management Corporation (for the Emerging Markets Local Debt Fund) and The Dreyfus Corporation (for the Currency Income Funds), all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon Corporation, tax and audit services, as well as printing and postage.

Fund	Fee Rate
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Emerging Currency Fund	0.55%
Euro Fund	0.35%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
New Zealand Dollar Fund	0.45%
South African Rand Fund	0.45%
Emerging Markets Local Debt Fund	0.55%

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the period ended August 31, 2010, there were no transactions in affiliated ETFs.

WisdomTree Currency and Fixed Income Funds	51

Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2010, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended August 31, 2010 were as follows:

Fund	Purchases	Sales
Brazilian Real Fund	$7,105,569	$—
Chinese Yuan Fund	19,880,813	2,700,000
Emerging Currency Fund	4,650,973	—
Euro Fund	—	—
Indian Rupee Fund	1,142,370	—
Japanese Yen Fund	—	—
New Zealand Dollar Fund	695,259	—
South African Rand Fund	296,508	—
Emerging Markets Local Debt Fund	155,175,089	—

6. FEDERAL INCOME TAXES

As of August 31, 2010, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brazilian Real Fund	$218,316,436	$17,492	$(1,102)	$16,390
Chinese Yuan Fund	592,663,953	42,383	(3,097)	39,286
Emerging Currency Fund	339,634,466	9,381	(1,687)	7,694
Euro Fund	11,872,300	101,878	(146,041)	(44,163)
Indian Rupee Fund	22,698,267	2,298	(191)	2,107
Japanese Yen Fund	11,342,885	184,632	—	184,632
New Zealand Dollar Fund	17,274,815	1,787	(32)	1,755
South African Rand Fund	11,703,497	739	(21)	718
Emerging Markets Local Debt Fund	189,022,141	1,508,093	(1,273,713)	234,380

As of August 31, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Loss)
Brazilian Real Fund	$2,893,050	$4,971,250	$16,390	$3	$7,880,693
Chinese Yuan Fund	—	(11,485,568)	39,286	(1)	(11,446,283)
Emerging Currency Fund	—	(1,651,573)	7,694	1,432,666	(211,213)
Euro Fund	—	(1,315)	(44,163)	202	(45,276)
Indian Rupee Fund	229,346	—	2,107	(113,439)	118,014
Japanese Yen Fund	—	(2)	184,632	25,613	210,243
New Zealand Dollar Fund	—	(204,775)	1,755	—	(203,020)
South African Rand Fund	266,831	445,078	718	—	712,627
Emerging Markets Local Debt Fund	455,279	(677,241)	234,380	(169,049)	(156,631)

52	WisdomTree Currency and Fixed Income Funds

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended August 31, 2010 and August 31, 2009, was as follows:

	Year Ended August 31, 2010			Year Ended August 31, 2009
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Return of Capital
Brazilian Real Fund	$145,080	$1,567,800	$—	$1,237,687	$1,022,988	$—
Chinese Yuan Fund	—	—	—	1,711,010	—	—
Emerging Currency Fund	804,518	925,768	—	—	—	—
Euro Fund	—	—	—	439,466	—	41,544
Indian Rupee Fund	—	—	—	69,935	—	7,550
Japanese Yen Fund	—	—	—	13,376	—	41,001
New Zealand Dollar Fund	639,201	1,322,383	—	12,851	—	—
South African Rand Fund	128,048	192,736	—	69,851	91,671	—
Emerging Markets Local Debt Fund	—	—	—	—	—	—
*	Includes short-term capital gains if any.

As of August 31, 2010, for Federal income tax purposes, the Funds have capital loss carry-forwards available to offset future capital gains through the years indicated. To the extent that these loss carry-forwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Total
Brazilian Real Fund	$—	$—	$—	$—
Chinese Yuan Fund	659,539	—	149,190	808,729
Emerging Currency Fund	—	—	—	—
Euro Fund	182	—	1	183
Indian Rupee Fund	—	—	—	—
Japanese Yen Fund	—	—	2	2
New Zealand Dollar Fund	—	—	—	—
South African Rand Fund	—	—	—	—
Emerging Markets Local Debt Fund	—	—	677,241	677,241

Capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended August 31, 2010, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October Currency Losses	Post-October Capital Losses
Brazilian Real Fund	$—	$—
Chinese Yuan Fund	—	10,676,839
Emerging Currency Fund	—	1,651,573
Euro Fund	1,132	—
Indian Rupee Fund	—	—
Japanese Yen Fund	—	—
New Zealand Dollar Fund	—	204,775
South African Rand Fund	—	—
Emerging Markets Local Debt Fund	—	—

WisdomTree Currency and Fixed Income Funds	53

Notes to Financial Statements (concluded)

During the year ended August 31, 2010, the following funds utilized capital loss carryforwards of the noted amount to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
Brazilian Real Fund	$7,725,553
Chinese Yuan Fund	—
Emerging Currency Fund	—
Euro Fund	—
Indian Rupee Fund	212,852
Japanese Yen Fund	—
New Zealand Dollar Fund	—
South African Rand Fund	—
Emerging Markets Local Debt Fund	—

At August 31, 2010, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Brazilian Real Fund	$426,321	$(426,321)	$—
Chinese Yuan Fund	1,422,282	—	(1,422,282)
Emerging Currency Fund	1,022,340	(105,288)	(917,052)
Euro Fund	3,288	2,038,791	(2,042,079)
Indian Rupee Fund	72,276	(72,276)	—
Japanese Yen Fund	31,138	(1,135,894)	1,104,756
New Zealand Dollar Fund	55,158	(22,665)	(32,493)
South African Rand Fund	29,935	(29,935)	—
Emerging Markets Local Debt Fund	494,445	(494,445)	—

These differences are primarily due to the calculation of currency gains/losses and taxable overdistributions.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended August 31, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended August 31, 2010, remains subject to examination by taxing authorities.

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

54	WisdomTree Currency and Fixed Income Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Emerging Currency Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund, WisdomTree Dreyfus South African Rand Fund and WisdomTree Emerging Markets Local Debt Fund (nine of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of August 31, 2010, and the related statements of operations, the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Emerging Currency Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund, WisdomTree Dreyfus South African Rand Fund and WisdomTree Emerging Markets Local Debt Fund of WisdomTree Trust at August 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 29, 2010

WisdomTree Currency and Fixed Income Funds	55

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

WTAM (the “Investment Adviser”) serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement with each Fund. Mellon Capital Management Corporation (“MCM”) serves as sub-adviser for the Emerging Markets Local Debt Fund pursuant to a Sub-Advisory Agreement with WTAM. The Dreyfus Corporation (“Dreyfus”) serves as sub-adviser to the Currency Income Funds pursuant to a Sub-Advisory Agreement with WTAM. The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of WTAM and the Sub-Advisers, Dreyfus and MCM, at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Advisers and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Advisers under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an Investment Advisory Agreement covering each Fund discussed herein. At a meeting held on March 19, 2010, the Board of Trustees re-approved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds with similar objectives and strategies.

The Board considered WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Investment Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also re-approved the Sub-Advisory Agreements with the Sub-Advisers to the Funds, MCM and Dreyfus, using essentially the same criteria it used for WTAM. The Board considered MCM’s and Dreyfus’ operational capabilities and resources and MCM’s and Dreyfus’ experience in serving as an adviser to ETFs, noting that MCM and Dreyfus each currently provide investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM and Dreyfus personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and Dreyfus and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM and Dreyfus under the Sub-Advisory Agreements.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM, MCM and Dreyfus, the Board determined that the re-approval of the Investment Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including each of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and Sub-Advisory Agreements.

56	WisdomTree Currency and Fixed Income Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dreyfus Brazilian Real Fund
May 14, 2008* – August 31, 2010	0 – 24.9	96	14.98%	98	15.29%
	25 – 49.9	100	15.60%	60	9.36%
	50 – 74.9	64	9.98%	46	7.18%
	75 – 99.9	28	4.37%	24	3.74%
	100 – 124.9	13	2.03%	20	3.12%
	125 – 174.9	15	2.34%	30	4.68%
	175 – 199.9	0	0.00%	6	0.94%
	200 – 249.9	2	0.31%	15	2.34%
	>250	7	1.09%	17	2.65%
	Total	325	50.70%	316	49.30%
WisdomTree Dreyfus Chinese Yuan Fund
May 14, 2008* – August 31, 2010	0 – 24.9	290	45.23%	130	20.28%
	25 – 49.9	91	14.20%	44	6.86%
	50 – 74.9	11	1.72%	30	4.68%
	75 – 99.9	3	0.47%	14	2.18%
	100 – 124.9	0	0.00%	11	1.72%
	125 – 174.9	1	0.16%	14	2.18%
	175 – 199.9	0	0.00%	1	0.16%
	200 – 249.9	0	0.00%	1	0.16%
	>250	0	0.00%	0	0.00%
	Total	396	61.78%	245	38.22%
WisdomTree Dreyfus Emerging Currency Fund
May 6, 2009* – August 31, 2010	0 – 24.9	163	41.27%	72	18.23%
	25 – 49.9	95	24.05%	11	2.78%
	50 – 74.9	40	10.13%	5	1.27%
	75 – 99.9	5	1.27%	1	0.25%
	100 – 124.9	1	0.25%	0	0.00%
	125 – 174.9	0	0.00%	1	0.25%
	175 – 199.9	1	0.25%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	0	0.00%	0	0.00%
	Total	305	77.22%	90	22.78%
WisdomTree Dreyfus Euro Fund
May 14, 2008* – August 31, 2010	0 – 24.9	161	25.12%	203	31.67%
	25 – 49.9	63	9.83%	99	15.44%
	50 – 74.9	27	4.21%	40	6.24%
	75 – 99.9	9	1.40%	15	2.34%
	100 – 124.9	3	0.47%	9	1.40%
	125 – 174.9	5	0.78%	2	0.31%
	175 – 199.9	2	0.31%	0	0.00%
	200 – 249.9	0	0.00%	1	0.16%
	>250	1	0.16%	1	0.16%
	Total	271	42.28%	370	57.72%

WisdomTree Currency and Fixed Income Funds	57

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dreyfus Indian Rupee Fund
May 14, 2008* – August 31, 2010	0 – 24.9	153	23.87%	129	20.13%
	25 – 49.9	122	19.03%	61	9.52%
	50 – 74.9	40	6.24%	28	4.37%
	75 – 99.9	25	3.90%	23	3.59%
	100 –124.9	13	2.03%	9	1.40%
	125 –174.9	14	2.18%	12	1.87%
	175 –199.9	2	0.31%	1	0.16%
	200 –249.9	2	0.31%	2	0.31%
	>250	1	0.16%	4	0.62%
	Total	372	58.03%	269	41.97%
WisdomTree Dreyfus Japanese Yen Fund
May 21, 2008* – August 31, 2010	0 – 24.9	160	25.16%	206	32.39%
	25 – 49.9	72	11.32%	101	15.89%
	50 – 74.9	14	2.20%	39	6.13%
	75 – 99.9	6	0.94%	13	2.04%
	100 –124.9	5	0.79%	6	0.94%
	125 –174.9	7	1.10%	3	0.47%
	175 –199.9	0	0.00%	1	0.16%
	200 –249.9	0	0.00%	2	0.31%
	>250	1	0.16%	0	0.00%
	Total	265	41.67%	371	58.33%
WisdomTree Dreyfus New Zealand Dollar Fund
June 25, 2008* – August 31, 2010	0 – 24.9	114	18.63%	112	18.30%
	25 – 49.9	71	11.60%	71	11.60%
	50 – 74.9	51	8.33%	45	7.35%
	75 – 99.9	27	4.41%	26	4.25%
	100 –124.9	15	2.45%	22	3.59%
	125 –174.9	6	0.98%	23	3.76%
	175 –199.9	2	0.33%	5	0.82%
	200 –249.9	5	0.82%	6	0.98%
	>250	5	0.82%	6	0.98%
	Total	296	48.37%	316	51.63%
WisdomTree Dreyfus South African Rand Fund
June 25, 2008* – August 31, 2010	0 – 24.9	122	19.94%	117	19.13%
	25 – 49.9	90	14.71%	62	10.13%
	50 – 74.9	45	7.35%	46	7.52%
	75 – 99.9	29	4.74%	16	2.61%
	100 –124.9	10	1.63%	18	2.94%
	125 –174.9	10	1.63%	19	3.10%
	175 –199.9	6	0.98%	8	1.31%
	200 –249.9	3	0.49%	4	0.65%
	>250	0	0.00%	7	1.14%
	Total	315	51.47%	297	48.53%
WisdomTree Emerging Markets Local Debt Fund
August 9, 2010* – August 31, 2010	0 – 24.9	1	5.88%	0	0.00%
	25 – 49.9	3	17.65%	0	0.00%
	50 – 74.9	7	41.19%	0	0.00%
	75 – 99.9	2	11.76%	0	0.00%
	100 –124.9	2	11.76%	0	0.00%
	125 –174.9	2	11.76%	0	0.00%
	175 –199.9	0	0.00%	0	0.00%
	200 –249.9	0	0.00%	0	0.00%
	>250	0	0.00%	0	0.00%
	Total	17	100.00%	0	0.00%
*	Commencement of investment operations.

58	WisdomTree Currency and Fixed Income Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer†	Other Directorships Held by Trustee/Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	43	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	43	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	43	None.

†	As of August 31, 2010.

*	Elected by and serves at the pleasure of the Board of Trustees.

WisdomTree Currency and Fixed Income Funds	59

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, Inc., 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	43	Trustee, GLG Investment Series Trust

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	43	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	43

Member of Board of New York Society of Security Analysts; Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame;

Member of the Board of Overseers of Stanford University’s Hoover Institution.

†	As of August 31, 2010.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

60	WisdomTree Currency and Fixed Income Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended August 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended August 31, 2010 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
Brazilian Real Fund	0%	100%
Chinese Yuan Fund	0%	0%
Emerging Currency Fund	100%	0%
Euro Fund	0%	0%
Indian Rupee Fund	0%	0%
Japanese Yen Fund	0%	0%
New Zealand Dollar Fund	100%	0%
South African Rand Fund	100%	100%
Emerging Markets Local Debt Fund	0%	0%

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended August 31, 2010 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes paid
Brazilian Real Fund	$—	$—
Chinese Yuan Fund	$—	$—
Emerging Currency Fund	$—	$—
Euro Fund	$—	$—
Indian Rupee Fund	$—	$—
Japanese Yen Fund	$—	$—
New Zealand Dollar Fund	$—	$—
South African Rand Fund	$—	$—
Emerging Markets Local Debt Fund	$497,436	$65,462

WisdomTree Currency and Fixed Income Funds	61

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

62	WisdomTree Currency and Fixed Income Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of August 31, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency and Fixed Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Emerging Markets Local Debt Fund (ELD)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuers ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds or the Emerging Markets Local Debt Fund attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds prospectus for specific details regarding the Funds’ risk profile.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Emerging Currency Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with the Dreyfus Corporation or Mellon Capital Management Corp.

WIS002779 (10/2011)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2010, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1).

(b) Not applicable.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the ten funds of the Registrant for which the fiscal year-end is August 31, 2010 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2010 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2010: $153,801

2009: $163,900

(b) Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2010 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2010: $0

2009: $0

(c) Tax Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2010 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2010: $69,200

2009: $36,000

(d) All Other Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2010 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2010: $0

2009: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended August 31, 2010 are as follows:

2010: $69,200

2009: $36,000

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6. Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WISDOMTREE TRUST

By:	/S/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President
Date:	November 9, 2010

By:	/S/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer
Date:	November 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President
Date:	November 9, 2010

By:	/S/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer
Date:	November 9, 2010